UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 850-1864

Date of fiscal year end:             9/30

Date of reporting period:             3/31/06

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
Municipal Fund Series, Inc.

Mid-Year Report
March 31, 2006

Seeking Income
Exempt From
Regular Income Tax

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Seligman
142 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 142 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Series’ Expenses	10

Portfolios of Investments	12

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	28

Notes to Financial Statements	33

Financial Highlights	45

Matters Relating to the Directors’ Consideration of the Continuance of the Management Agreement	65

Board of Directors and Executive Officers	69

Additional Fund Information	back cover

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Fund Series, Inc., covering the six months ended March 31, 2006. This report contains the investment results, financial statements, and portfolios of investments of each Series.

We thank you for your continued support of Seligman Municipal Fund Series and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

May 19, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Series of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The Lehman Brothers Municipal Bond Index (“Lehman Index”) returns do not include the effect of taxes, fees or sales charges, and do not reflect state-specific bond market performance. An investment in a Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results

National Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.35)%	(1.40)%	3.09%	4.49%	n/a
Without Sales Charge	1.43	3.48	4.11	5.00	n/a
Class C
With Sales Charge and CDSC‡	(1.03)	0.54	2.96	n/a	3.05%
Without Sales Charge and CDSC	0.97	2.55	3.17	n/a	3.19
Class D
With 1% CDSC	(0.02)	1.56	n/a	n/a	n/a
Without CDSC	0.97	2.55	3.17	4.07	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.82	$7.88	$7.89
Class C	7.82	7.88	7.89
Class D	7.82	7.88	7.89

Holdings by Market SectorØ

Revenue Bonds	71%
General Obligation BondsØØ	29

Weighted Average Maturity	13.4 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2006

	Dividend†	SEC 30-Day Yield††
Class A	$0.170	3.23%
Class C	0.135	2.46
Class D	0.135	2.48

Holdings by Credit Quality2Ø

AAA	54%
AA	15
A	24
BBB	7

See footnotes on page 9.

Performance and Portfolio Overview

Investment Results

Colorado Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.09)%	(1.66)%	3.72%	4.55%	n/a
Without Sales Charge	0.67	3.25	4.74	5.05	n/a
Class C
With Sales Charge and CDSC‡	(1.80)	0.28	3.59	n/a	3.60%
Without Sales Charge and CDSC	0.22	2.33	3.78	n/a	3.77
Class D
With 1% CDSC	(0.77)	1.34	n/a	n/a	n/a
Without CDSC	0.22	2.33	3.78	4.12	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.55	$7.65	$7.61
Class C	7.54	7.64	7.60
Class D	7.54	7.64	7.60

Holdings by Market SectorØ

Revenue Bonds	67%
General Obligation BondsØØ	33

Weighted Average Maturity	15.4 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2006

	Dividend†	SEC 30-Day Yield††
Class A	$0.149	3.03%
Class C	0.115	2.24
Class D	0.115	2.27

Holdings by Credit Quality2Ø

AAA	65%
AA	10
A	14
BBB	11

Georgia Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.93)%	(1.86)%	2.74%	4.41%	n/a
Without Sales Charge	0.88	3.07	3.76	4.93	n/a
Class C
With Sales Charge and CDSC‡	(1.57)	0.11	2.64	n/a	3.01%
Without Sales Charge and CDSC	0.42	2.13	2.85	n/a	3.16
Class D
With 1% CDSC	(0.56)	1.14	n/a	n/a	n/a
Without CDSC	0.42	2.13	2.85	3.99	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.69	$7.78	$7.77
Class C	7.71	7.80	7.79
Class D	7.71	7.80	7.79

Holdings by Market SectorØ

Revenue Bonds	61%
General Obligation BondsØØ	39

Weighted Average Maturity	13.7 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2006

	Dividend†	SEC 30-Day Yield††
Class A	$0.156	3.34%
Class C	0.122	2.56
Class D	0.122	2.59

Holdings by Credit Quality2Ø

AAA	65%
AA	12
A	18
BBB	5

See footnotes on page 9.

Performance and Portfolio Overview

Investment Results

Louisiana Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.47)%	(1.91)%	3.32%	4.50%	n/a
Without Sales Charge	1.33	2.93	4.32	5.02	n/a
Class C
With Sales Charge and CDSC‡	(1.10)	0.03	3.19	n/a	3.39%
Without Sales Charge and CDSC	0.87	2.01	3.39	n/a	3.54
Class D
With 1% CDSC	(0.12)	1.02	n/a	n/a	n/a
Without CDSC	0.87	2.00	3.39	4.08	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.97	$8.06	$8.10
Class C	7.97	8.06	8.10
Class D	7.97	8.06	8.10

Holdings by Market SectorØ

Revenue Bonds	73%
General Obligation BondsØØ	27

Weighted Average Maturity	14.8 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.169	$0.025	3.53%
Class C	0.133	0.025	2.77
Class D	0.133	0.025	2.80

Holdings by Credit Quality2Ø

AAA	92%
A	8

Maryland Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.90)%	(1.75)%	3.18%	4.42%	n/a
Without Sales Charge	0.92	3.19	4.19	4.93	n/a
Class C
With Sales Charge and CDSC‡	(1.38)	0.39	3.06	n/a	3.25%
Without Sales Charge and CDSC	0.59	2.39	3.26	n/a	3.40
Class D
With 1% CDSC	(0.52)	1.27	n/a	n/a	n/a
Without CDSC	0.47	2.26	3.23	3.99	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.86	$7.97	$7.95
Class C	7.88	7.98	7.96
Class D	7.87	7.98	7.96

Holdings by Market SectorØ

Revenue Bonds	65%
General Obligation BondsØØ	35

Weighted Average Maturity	17.1 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.158	$0.023	3.46%
Class C	0.123	0.023	2.68
Class D	0.123	0.023	2.72

Holdings by Credit Quality2Ø

AAA	39%
AA	31
A	23
BBB	7

See footnotes on page 9.

Performance and Portfolio Overview

Investment Results

Massachusetts Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.35)%	(2.37)%	3.42%	4.77%	n/a
Without Sales Charge	0.46	2.55	4.44	5.28	n/a
Class C
With Sales Charge and CDSC‡	(1.82)	(0.21)	3.32	n/a	3.58%
Without Sales Charge and CDSC	0.13	1.75	3.53	n/a	3.73
Class D
With 1% CDSC	(0.85)	0.77	n/a	n/a	n/a
Without CDSC	0.13	1.75	3.53	4.34	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.99	$8.15	$8.15
Class C	8.00	8.15	8.15
Class D	8.00	8.15	8.15

Holdings by Market SectorØ

Revenue Bonds	60%
General Obligation BondsØØ	40

Weighted Average Maturity	14.5 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.166	$0.029	2.95%
Class C	0.130	0.029	2.15
Class D	0.130	0.029	2.18

Holdings by Credit Quality2Ø

AAA	64%
AA	21
A	8
BBB	7

Michigan Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.93)%	(1.97)%	3.28%	4.66%	n/a
Without Sales Charge	0.85	2.91	4.29	5.18	n/a
Class C
With Sales Charge and CDSC‡	(1.64)	(0.06)	3.17	n/a	3.50%
Without Sales Charge and CDSC	0.39	1.99	3.37	n/a	3.66
Class D
With 1% CDSC	(0.59)	1.00	n/a	n/a	n/a
Without CDSC	0.39	1.99	3.37	4.24	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$8.31	$8.44	$8.44
Class C	8.30	8.43	8.43
Class D	8.30	8.43	8.43

Holdings by Market SectorØ

Revenue Bonds	50%
General Obligation BondsØØ	50

Weighted Average Maturity	10.7 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.170	$0.029	2.95%
Class C	0.132	0.029	2.16
Class D	0.132	0.029	2.19

Holdings by Credit Quality2Ø

AAA	71%
AA	21
Non-Rated	8

See footnotes on page 9.

Performance and Portfolio Overview

Investment Results

Minnesota Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.32)%	(2.21)%	2.97%	4.20%	n/a
Without Sales Charge	0.49	2.73	3.97	4.70	n/a
Class C
With Sales Charge and CDSC‡	(1.88)	(0.16)	2.84	n/a	3.14%
Without Sales Charge and CDSC	0.12	1.86	3.05	n/a	3.30
Class D
With 1% CDSC	(0.87)	0.87	n/a	n/a	n/a
Without CDSC	0.12	1.86	3.05	3.77	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.63	$7.75	$7.73
Class C	7.64	7.75	7.73
Class D	7.64	7.75	7.73

Holdings by Market SectorØ

Revenue Bonds	46%
General Obligation BondsØØ	54

Weighted Average Maturity	13.3 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.150	$0.006	3.04%
Class C	0.112	0.006	2.25
Class D	0.112	0.006	2.28

Holdings by Credit Quality2Ø

AAA	55%
AA	21
A	19
BBB	2
Non-Rated	3

Missouri Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.20)%	(1.97)%	3.21%	4.60%	n/a
Without Sales Charge	0.57	2.92	4.22	5.11	n/a
Class C
With Sales Charge and CDSC‡	(1.87)	(0.01)	3.08	n/a	3.52%
Without Sales Charge and CDSC	0.11	2.00	3.29	n/a	3.67
Class D
With 1% CDSC	(0.87)	1.01	n/a	n/a	n/a
Without CDSC	0.11	2.00	3.29	4.16	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.71	$7.84	$7.81
Class C	7.71	7.84	7.81
Class D	7.71	7.84	7.81

Holdings by Market SectorØ

Revenue Bonds	78%
General Obligation BondsØØ	22

Weighted Average Maturity	14.2 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.153	$0.020	3.08%
Class C	0.118	0.020	2.30
Class D	0.118	0.020	2.33

Holdings by Credit Quality2Ø

AAA	48%
AA	31
A	17
BBB	4

See footnotes on page 9.

Performance and Portfolio Overview

Investment Results

New York Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.84)%	(1.45)%	3.45%	5.01%	n/a
Without Sales Charge	0.93	3.47	4.47	5.52	n/a
Class C
With Sales Charge and CDSC‡	(1.47)	0.56	3.32	n/a	3.68%
Without Sales Charge and CDSC	0.47	2.53	3.52	n/a	3.83
Class D
With 1% CDSC	(0.51)	1.54	n/a	n/a	n/a
Without CDSC	0.47	2.53	3.52	4.56	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$8.15	$8.26	$8.22
Class C	8.16	8.27	8.23
Class D	8.16	8.27	8.23

Holdings by Market SectorØ

Revenue Bonds	72%
General Obligation BondsØØ	28

Weighted Average Maturity	17.5 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.168	$0.017	3.23%
Class C	0.131	0.017	2.45
Class D	0.131	0.017	2.48

Holdings by Credit Quality2Ø

AAA	57%
AA	11
A	32

Ohio Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.26)%	(2.42)%	3.06%	4.47%	n/a
Without Sales Charge	0.52	2.46	4.07	4.98	n/a
Class C
With Sales Charge and CDSC‡	(2.02)	(0.58)	2.92	n/a	3.26%
Without Sales Charge and CDSC	(0.07)	1.39	3.12	n/a	3.41
Class D
With 1% CDSC	(1.05)	0.41	n/a	n/a	n/a
Without CDSC	(0.07)	1.39	3.12	4.03	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.88	$8.01	$8.01
Class C	7.92	8.06	8.06
Class D	7.92	8.06	8.06

Holdings by Market SectorØ

Revenue Bonds	50%
General Obligation BondsØØ	50

Weighted Average Maturity	13.6 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.152	$0.017	3.00%
Class C	0.116	0.017	2.21
Class D	0.116	0.017	2.23

Holdings by Credit Quality2Ø

AAA	78%
AA	13
A	4
BBB	5

See footnotes on page 9.

Performance and Portfolio Overview

Investment Results

Oregon Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.73)%	(1.57)%	3.45%	4.73%	n/a
Without Sales Charge	1.05	3.32	4.47	5.24	n/a
Class C
With Sales Charge and CDSC‡	(1.28)	0.38	3.33	n/a	3.52%
Without Sales Charge and CDSC	0.72	2.39	3.54	n/a	3.67
Class D
With 1% CDSC	(0.27)	1.40	n/a	n/a	n/a
Without CDSC	0.72	2.40	3.54	4.31	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$7.78	$7.87	$7.85
Class C	7.78	7.86	7.85
Class D	7.78	7.86	7.85

Holdings by Market SectorØ

Revenue Bonds	76%
General Obligation BondsØØ	24

Weighted Average Maturity	14.1 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.157	$0.013	3.23%
Class C	0.122	0.013	2.51
Class D	0.122	0.013	2.49

Holdings by Credit Quality2Ø

AAA	50%
AA	34
A	9
BBB	7

South Carolina Series

Total Returns  For Periods Ended March 31, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.06)%	(1.49)%	3.62%	4.80%	n/a
Without Sales Charge	0.74	3.48	4.63	5.31	n/a
Class C
With Sales Charge and CDSC‡	(1.66)	0.56	3.51	n/a	3.70%
Without Sales Charge and CDSC	0.29	2.55	3.72	n/a	3.85
Class D
With 1% CDSC	(0.70)	1.55	n/a	n/a	n/a
Without CDSC	0.29	2.55	3.72	4.38	n/a
Lehman Index**	0.98	3.81	5.18	5.87	5.38	#

Net Asset Value Per Share

	3/31/06	9/30/05	3/31/05
Class A	$8.09	$8.19	$8.13
Class C	8.09	8.19	8.13
Class D	8.09	8.19	8.13

Holdings by Market SectorØ

Revenue Bonds	79%
General Obligation BondsØØ	21

Weighted Average Maturity	18.2 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2006

	Dividend†	SEC 30-Day Yield††
Class A	$0.159	3.24%
Class C	0.122	2.46
Class D	0.122	2.49

Holdings by Credit Quality2Ø

AAA	74%
AA	10
A	13
BBB	3

See footnotes on page 9.

Performance and Portfolio Overview

[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Fund’s prospectus or statement of additional information.

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change and are based on current market value of long-term holdings at March 31, 2006.

[3]	Excludes variable rate demand notes.
*	Returns for periods of less than one year are not annualized.
**
The Lehman Brothers Municipal Bond Index is an unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/28/99.
‡	The CDSC is 1% for periods up to 18 months.
ø	Percentages based on current market values of long-term holdings at March 31, 2006.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the six months ended March 31, 2006.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2006, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Series of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other Series expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of October 1, 2005 and held for the entire six-month period ended March 31, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Series	Beginning Account Value 10/1/05	Annualized Expense Ratio*	Ending Account Value 3/31/06	Expenses Paid During Period** 10/1/05 to 3/31/06	Ending Account Value 3/31/06	Expenses Paid During Period** 10/1/05 to 3/31/06
National
Class A	$1,000.00	0.95%	$1,014.30	$4.77	$1,020.19	$4.78
Class C	1,000.00	1.85	1,009.70	9.27	1,015.71	9.30
Class D	1,000.00	1.85	1,009.70	9.27	1,015.71	9.30
Colorado
Class A	1,000.00	0.98	1,006.70	4.90	1,020.04	4.94
Class C	1,000.00	1.88	1,002.20	9.38	1,015.56	9.45
Class D	1,000.00	1.88	1,002.20	9.38	1,015.56	9.45
Georgia
Class A	1,000.00	0.98	1,008.80	4.91	1,020.04	4.94
Class C	1,000.00	1.88	1,004.20	9.39	1,015.56	9.45
Class D	1,000.00	1.88	1,004.20	9.39	1,015.56	9.45
Louisiana
Class A	1,000.00	0.98	1,013.30	4.92	1,020.04	4.94
Class C	1,000.00	1.88	1,008.70	9.42	1,015.56	9.45
Class D	1,000.00	1.88	1,008.70	9.42	1,015.56	9.45

See footnotes on page 11.

Understanding and Comparing Your Series’ Expenses

			Actual		Hypothetical
Series	Beginning Account Value 10/1/05	Annualized Expense Ratio*	Ending Account Value 3/31/06	Expenses Paid During Period** 10/1/05 to 3/31/06	Ending Account Value 3/31/06	Expenses Paid During Period** 10/1/05 to 3/31/06
Maryland
Class A	$1,000.00	0.98%	$1,009.20	$4.91	$1,020.04	$4.94
Class C	1,000.00	1.88	1,005.90	9.40	1,015.56	9.45
Class D	1,000.00	1.88	1,004.70	9.40	1,015.56	9.45
Massachusetts
Class A	1,000.00	0.93	1,004.60	4.65	1,020.29	4.68
Class C	1,000.00	1.83	1,001.30	9.13	1,015.81	9.20
Class D	1,000.00	1.83	1,001.30	9.13	1,015.81	9.20
Michigan
Class A	1,000.00	0.91	1,008.50	4.56	1,020.39	4.58
Class C	1,000.00	1.81	1,003.90	9.04	1,015.91	9.10
Class D	1,000.00	1.81	1,003.90	9.04	1,015.91	9.10
Minnesota
Class A	1,000.00	0.93	1,004.90	4.65	1,020.29	4.68
Class C	1,000.00	1.83	1,001.20	9.13	1,015.81	9.20
Class D	1,000.00	1.83	1,001.20	9.13	1,015.81	9.20
Missouri
Class A	1,000.00	0.98	1,005.70	4.90	1,020.04	4.94
Class C	1,000.00	1.88	1,001.10	9.38	1,015.56	9.45
Class D	1,000.00	1.88	1,001.10	9.38	1,015.56	9.45
New York
Class A	1,000.00	0.91	1,009.30	4.56	1,020.39	4.58
Class C	1,000.00	1.81	1,004.70	9.05	1,015.91	9.10
Class D	1,000.00	1.81	1,004.70	9.05	1,015.91	9.10
Ohio
Class A	1,000.00	0.90	1,005.20	4.50	1,020.44	4.53
Class C	1,000.00	1.80	999.30	8.97	1,015.96	9.05
Class D	1,000.00	1.80	999.30	8.97	1,015.96	9.05
Oregon
Class A	1,000.00	0.94	1,010.50	4.71	1,020.24	4.73
Class C	1,000.00	1.83	1,007.20	9.16	1,015.81	9.20
Class D	1,000.00	1.84	1,007.20	9.21	1,015.76	9.25
South Carolina
Class A	1,000.00	0.91	1,007.40	4.55	1,020.39	4.58
Class C	1,000.00	1.81	1,002.90	9.04	1,015.91	9.10
Class D	1,000.00	1.81	1,002.90	9.09	1,015.91	9.10

*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its fees, expenses and sales charges.

**
Expenses are equal to the Series’ annualized expense ratios based on actual expenses for the period October 1, 2005 to March 31, 2006, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2006

National Series

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska — 0.8%	$560,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$577,326
Florida — 5.8%	4,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041Ø	Aa2	4,112,360
Georgia — 3.3%	2,265,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5.75% due 12/1/2031*	AAA‡	2,340,470
Indiana — 6.5%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5.25% due 3/1/2022	Aaa	4,611,825
Massachusetts — 4.4%	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,148,620
Missouri — 6.8%	4,750,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5.875% due 11/1/2026*	A1	4,852,458
New York — 6.0%	3,120,000	New York City, NY GOs, 6.25% due 4/15/2027Ø	Aaa	3,236,750
	1,000,000	New York City, NY Trust for Cultural Resources Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,028,210
Tennessee — 7.3%	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024	AA‡	5,225,950
Texas — 13.8%	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	3,709,583
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aaa	4,884,520
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020††	AAA‡	1,203,692
Washington — 11.8%	2,500,000	Chelan County, WA Public Utility District Rev., 5.60% due 1/1/2036*	Aaa	2,661,875
	5,520,000	Seattle Water, WA System Rev., 5.625% due 8/1/2026Ø	Aaa	5,772,154
Wisconsin — 14.2%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,438,120
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.125% due 8/15/2033	A2	1,012,489
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030	A2	2,643,475
Wyoming — 5.8%	4,000,000	Sweetwater County, WY Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	Baa1	4,100,360
Total Municipal Bonds (Cost $59,009,860) — 86.5%				61,560,237

		Short-Term Holdings
Florida — 2.9%	2,050,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	2,050,000
Missouri — 0.7%	500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
Texas — 1.9%	1,320,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020Ø	AAA‡	1,353,515
Virginia — 7.2%	5,000,000	Fairfax County, VA Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026Ø	Aa2	5,144,250
Total Short-Term Holdings — (Cost $8,800,284) — 12.7%				9,047,765
Total Investments (Cost $67,810,144) — 99.2%				70,608,002
Other Assets Less Liabilities — 0.8%				577,223
Net Assets — 100.0%				$71,185,225

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Colorado Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022Ø	Aaa	$1,032,990
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	552,791
485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	Aaa	520,589
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024Ø	Aaa	1,751,815
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,942,045
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,278,080
1,750,000	Colorado Regional Transportation District Sales Tax Rev., 5% due 11/1/2024	Aaa	1,822,748
2,000,000	Colorado Springs, CO Utilities Rev., 5.375% due 11/15/2026	Aa2	2,045,840
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	105,273
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021Ø	Aaa	1,655,285
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	47,171
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds) 5% due 8/1/2025	Aa1	1,048,590
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025Ø	Aaa	2,169,740
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5.50% due 11/15/2025	Aaa	2,070,120
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023Ø	Aaa	1,132,609
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,542,775
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,328,368
705,000	Northglenn, CO GOs (Joint Water & Wastewater Utility), 6.80% due 12/1/2008††	Aaa	736,654
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa2	1,599,120
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028	Aaa	1,828,697
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aaa	1,039,600
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	2,071,400
Total Municipal Bonds (Cost $30,437,439) — 93.8%			32,322,300

	Short-Term Holdings
900,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	900,000
800,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	800,000
Total Short-Term Holdings (Cost $1,700,000) — 4.9%			1,700,000
Total Investments (Cost $32,137,439) — 98.7%			34,022,300
Other Assets Less Liabilities — 1.3%			428,743
Net Assets — 100.0%			$34,451,043

Georgia Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	Aaa	$2,091,360
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038Ø	Aaa	586,566
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa	1,183,240
1,500,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,530,630
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,348,638
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1	1,133,890

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Georgia Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Aaa	$1,313,701
1,735,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,751,083
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,655,025
1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,550,355
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,134,990
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022Ø	Aaa	1,854,703
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,631,955
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aaa	1,582,665
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	A1	578,480
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/1/2015††	Aaa	1,751,310
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	813,337
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa3	1,245,350
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,049,780
Total Municipal Bonds (Cost $24,405,726) — 84.8%			25,787,058

	Short-Term Holdings
600,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG 1	600,000
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027Ø	Aa2	2,594,550
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2026Ø	Baa2	1,019,730
Total Short-Term Holdings (Cost $4,043,280) — 13.8%			4,214,280
Total Investments (Cost $28,449,006) — 98.6%			30,001,338
Other Assets Less Liabilities — 1.4%			424,878
Net Assets — 100.0%			$30,426,216

Louisiana Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	$2,536,950
740,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	740,370
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	1,022,140
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,028,910
565,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa	566,322
2,065,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,098,804
435,000	Louisiana Public Facilities Authority Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025Ø	Aaa	451,369
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.625% due 10/1/2016	Aaa	2,592,875
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5.75% due 2/15/2021	Aaa	2,502,775
1,500,000	Louisiana State GOs, 5% due 4/15/2018Ø	Aaa	1,554,255
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,357,888
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021	Aaa	2,653,200

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Louisiana Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	$1,260,275
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa	2,598,875
2,500,000	Shreveport, LA Airport System Rev., 5.375% due 1/1/2024*	Aaa	2,572,800
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019Ø	Aaa	2,592,300
1,265,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	Aaa	1,382,544
Total Municipal Bonds (Cost $29,207,134) — 93.2%			30,512,652

	Short-Term Holdings
1,555,000	Shreveport, LA GOs, 7.50% due 4/1/2006††	Aaa	1,555,171
Total Short-Term Holdings (Cost $1,555,000) — 4.7%			1,555,171
Total Investments (Cost $30,762,134) — 97.9%			32,067,823
Other Assets Less Liabilities — 2.1%			683,834
Net Assets — 100.0%			$32,751,657

Maryland Series

Face Amount	Municipal Bonds	Rating†	Value
$1,340,000	Anne Arundel County, MD GOs, 5.125% due 2/1/2027Ø	Aa1	$1,389,084
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2	3,051,750
1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	1,277,999
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A2	2,620,850
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,113,673
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026Ø	Aaa	2,188,620
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	Aaa	2,062,680
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020Ø	Aaa	1,068,760
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,492,610
1,500,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa	1,602,540
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa	1,549,920
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,382,907
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,039,420
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5.75% due 7/1/2026	Aaa	2,048,700
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	467,991
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,112,820
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031	A3	1,844,207
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,085,670
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,067,131
Total Municipal Bonds (Cost $32,127,782) — 88.0%			33,467,332

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Maryland Series (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6.375% due 10/15/2006	Aaa	$2,030,860
100,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	100,000
1,800,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,800,000
Total Short-Term Holdings (Cost $3,897,901) — 10.3%			3,930,860
Total Investments (Cost $36,025,683) — 98.3%			37,398,192
Other Assets Less Liabilities — 1.7%			632,111
Net Assets — 100.0%			$38,030,303

Massachusetts Series

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	$4,396,400
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,093,690
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/1/2026Ø	Aa2	5,333,250
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033	Baa1	525,745
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa	4,397,680
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aaa	5,134,000
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A2	5,289,000
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5.75% due 7/1/2019	Aa1	3,551,975
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aaa	2,143,595
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5.875% due 7/1/2017*	Aaa	2,050,140
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5.375% due 9/1/2023Ø	Aaa	3,704,995
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5.25% due 7/1/2027Ø	Aaa	2,079,120
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5.75% due 7/1/2039*	Aaa	4,039,701
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020Ø	AAA‡	2,715,175
3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,148,620
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,056,940
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039Ø	Aaa	4,887,405
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa2	4,264,320
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033Ø	Aaa	2,662,575
Total Municipal Bonds (Cost $59,580,351) — 94.0%			64,474,326

	Short-Term Holdings
2,800,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	2,800,000
600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (SSM Health Care), VRDN, due 6/1/2033	A-1+‡	600,000
Total Short-Term Holdings (Cost $3,400,000) — 5.0%			3,400,000
Total Investments (Cost $62,980,351) — 99.0%			67,874,326
Other Assets Less Liabilities — 1.0%			686,586
Net Assets — 100.0%			$68,560,912

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Michigan Series

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030Ø	Aaa	$1,373,402
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	Aaa	2,074,180
5,000,000	Detroit, MI GOs, 5.50% due 4/1/2016Ø	Aaa	5,143,750
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,338,981
1,455,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	Aaa	1,574,805
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021Ø	Aa2	3,201,300
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	112,374
1,890,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028Ø	Aaa	1,961,121
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.50% due 5/15/2028Ø	Aaa	2,615,625
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,219,220
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa	3,111,060
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	Aaa	1,253,201
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027Ø	Aaa	1,068,180
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3	3,102,960
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026Ø	AAA‡	6,533,820
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,443,725
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa	4,116,600
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	AA+‡	4,087,560
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,142,050
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,110,480
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	2,210,780
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Aaa	565,110
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,680,375
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022Ø	Aa2	5,335,500
5,000,000	Western Michigan State University Rev., 5.125% due 11/15/2022	Aaa	5,099,899
Total Municipal Bonds (Cost $69,724,707) — 75.4%			73,476,058

	Short-Term Holdings
700,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	700,000
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019Ø	Aaa	3,315,260
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036Ø	Aaa	5,173,600
2,700,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	2,700,000
100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2023	VMIG 1	100,000
300,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	300,000
6,300,000	Oxford, MI Area Community Schools GOs, 5.50% due 5/1/2021Ø	Aaa	6,374,214
700,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	700,000
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5.25% due 1/1/2020Ø	Aa3	3,062,730
300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	300,000
Total Short-Term Holdings (Cost $22,226,279) — 23.3%			22,725,804
Total Investments (Cost $91,950,986) — 98.7%			96,201,862
Other Assets Less Liabilities — 1.3%			1,293,891
Net Assets — 100.0%			$97,495,753

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Minnesota Series

Face Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5.125% due 2/1/2017	Aa2	$2,404,426
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	2,043,580
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,101,980
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water, 5% due 5/1/2025	Aaa	4,208,560
5,000,000	Minneapolis-Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032Ø	Aaa	5,399,100
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,566,782
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5.25% due 12/1/2024	Aa2	4,833,628
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,219,380
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022Ø	Aaa	78,324
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	3,656,100
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022Ø	A2	2,052,120
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5.25% due 4/1/2029	A2	2,526,900
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	1,041,410
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022Ø	A2	2,824,173
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023Ø	A2	1,833,699
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,326,640
5,000,000	North Saint Paul-Maplewood, MN Independent School District GOs, 5.125% due 2/1/2025	Aa2	5,047,850
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,475,910
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024	Aaa	3,159,600
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030	Aaa	1,051,030
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa	4,049,100
4,000,000	Southern Minnesota Municipal Power Agency — Power Supply System Rev., 5% due 1/1/2012	Aaa	4,232,880
6,370,000	Western Minnesota Municipal Power Agency — Power Supply Rev., 6.375% due 1/1/2016††	Aaa	7,082,230
Total Municipal Bonds (Cost $66,094,430) — 84.7%			69,215,402

	Short-Term Holdings
400,000	California State Economic Recovery Rev., VRDN, due 7/1/2023	VMIG 1	400,000
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016Ø	AAA‡	5,009,900
1,400,000	New York City, NY GOs, VRDN, due 8/1/2016	VMIG 1	1,400,000
1,250,000	New York City, NY GOs, VRDN, due 8/1/2018	VMIG 1	1,250,000
400,000	New York City, NY GOs, VRDN, due 8/1/2019	VMIG 1	400,000
2,300,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	2,300,000
500,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	500,000
Total Short-Term Holdings (Cost $11,193,375) — 13.8%			11,259,900
Total Investments (Cost $77,287,805) — 98.5%			80,475,302
Other Assets Less Liabilities — 1.5%			1,237,379
Net Assets — 100.0%			$81,712,681

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Missouri Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	$1,019,550
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5.75% due 3/1/2022	Aaa	1,532,175
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,306,562
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,157,120
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,815,555
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,045,990
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,433
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1	2,551,800
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	Aaa	2,656,550
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028Ø	Aaa	1,612,485
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,462,616
140,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	140,335
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,228,060
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020Ø	AA+‡	1,607,100
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,033,250
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,779,135
Total Municipal Bonds (Cost $23,483,846) — 83.4%			25,133,716

	Short-Term Holdings
2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026Ø	Aaa	2,063,100
1,400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	1,400,000
380,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	380,000
300,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	300,000
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2026Ø	Baa2	1,019,730
395,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	395,000
Total Short-Term Holdings (Cost $5,475,300) — 18.5%			5,557,830
Total Investments (Cost $28,959,146) — 101.9%			30,691,546
Other Assets Less Liabilities — (1.9)%			(558,902)
Net Assets — 100.0%			$30,132,644

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

New York Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031	Aaa	$2,656,300
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	Aaa	1,080,200
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1	3,085,818
2,250,000	Monroe County, NY Water Authority Water System Rev., 5.25% due 8/1/2036	Aa3	2,335,387
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	1,060,710
5,000	New York City, NY GOs, 7.25% due 8/15/2024	A1	5,014
1,340,000	New York City, NY GOs, 6.25% due 4/15/2027Ø	Aaa	1,390,143
25,000	New York City, NY GOs, 6% due 5/15/2030	A1	27,077
2,900,000	New York City, NY GOs, 6% due 5/15/2030Ø	A1	3,183,475
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5.50% due 6/15/2033Ø	AAA‡	4,320,200
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,047,540
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aaa	1,038,070
4,000,000	New York City, NY Trust for Cultural Resources Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,112,840
45,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022	A1	46,587
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5.50% due 7/1/2018	Aaa	4,131,600
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,059,060
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa	1,568,415
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,282,375
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Aaa	4,085,760
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2	3,056,220
635,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1	645,103
350,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	352,380
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,715,960
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	522,855
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032Ø	AAA‡	2,156,980
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033Ø	AAA‡	1,068,570
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A1	4,447,920
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	A1	2,663,100
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2	2,563,800
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029	A3	2,333,160
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032Ø	Aa2	2,255,807
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	388,732
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030Ø	AAA‡	2,053,980
Total Municipal Bonds (Cost $61,749,206) — 89.8%			65,741,138

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

New York Series (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$400,000	California State Economic Recovery Rev., VDRN, due 7/1/2023	VMIG 1	$400,000
200,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	200,000
450,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	450,000
1,095,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	1,095,000
3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022Ø	A1	3,504,398
80,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5.75% due 8/15/2022Ø	A1	83,067
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2026Ø	Baa2	509,865
300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	300,000
Total Short-Term Holdings (Cost $6,300,780) — 8.9%			6,542,330
Total Investments (Cost $68,049,986) — 98.7%			72,283,468
Other Assets Less Liabilities — 1.3%			923,943
Net Assets — 100.0%			$73,207,411

Ohio Series

Face Amount	Municipal Bonds	Rating†	Value
$2,250,000	Beavercreek, OH Local School District GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$2,301,773
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5.125% due 4/1/2017Ø	Aaa	2,094,800
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035Ø	Aa1	3,900,564
4,000,000	Cleveland, OH Airport System Rev., 5.125% due 1/1/2027*	Aaa	4,051,920
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa	5,132,750
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	86,838
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,648,850
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,414,750
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aaa	1,039,930
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029Ø	Aa2	1,325,812
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031Ø	Aaa	4,297,360
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,673,825
2,600,000	Montgomery County, OH Various Purpose Refunding & Improvement GOs, 5% due 12/1/2024	Aaa	2,722,694
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa	2,002,700
1,185,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa	1,192,928
1,195,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	1,220,035
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa	4,143,720
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,251,991
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,376,935
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,059,850
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	3,132,090
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029Ø	Aa2	3,242,370
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2	1,037,630
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5.375% due 12/1/2024Ø	Aaa	5,239,600
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,916,060
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5.125% due 12/1/2023Ø	Aaa	7,802,175

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Ohio Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$895,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa	$990,926
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,553,100
1,500,000	Ohio Turnpike Authority Rev., 5.25% due 2/15/2031	Aaa	1,575,270
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aaa	3,438,330
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa2	4,264,320
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,680,375
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030	Aaa	2,372,427
Total Municipal Bonds (Cost $89,709,461) — 90.0%			94,184,698

	Short-Term Holdings
3,900,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	3,900,000
2,200,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	2,200,000
300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	300,000
325,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	325,000
700,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	700,000
2,000,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	2,000,000
290,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	290,000
2,500,000	Twinsburg, OH City School District School Improvement GOs, 5.90% due 12/1/2021Ø	Aaa	2,588,200
Total Short-Term Holdings (Cost $12,215,000) — 11.8%			12,303,200
Total Investments (Cost $101,924,461) — 101.8%			106,487,898
Other Assets Less Liabilities — (1.8)%			(1,841,871)
Net Assets — 100.0%			$104,646,027

Oregon Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-‡	$2,021,200
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	Aa3	1,553,340
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	Aa3	1,044,900
1,795,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A-‡	1,913,524
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025Ø	Aaa	1,058,750
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,289,038
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa3	1,061,190
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,002,180
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,055,840
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa	1,095,000
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026	Aa2	2,088,840
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1	767,662
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,032,290
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Aaa	398,939
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1	2,036,440
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5.375% due 7/1/2025	AA-‡	2,553,100

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

Oregon Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$720,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2	$722,434
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,060,960
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aaa	2,646,125
350,000	Oregon State GOs (Veterans’ Welfare), 5.875% due 10/1/2018	Aa3	356,751
1,500,000	Port of Portland, OR International Airport Rev., 5.625% due 7/1/2026*	Aaa	1,535,640
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*Ø	Aaa	1,094,590
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,028,400
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,055,240
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,628,505
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa	1,007,300
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	AA-‡	2,036,000
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2	1,070,420
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	517,850
2,355,000	Washington County, OR GOs, 5% due 6/1/2026Ø	Aa2	2,492,767
Total Municipal Bonds (Cost 41,877,217) — 82.1%			44,225,215

	Short-Term Holdings
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016Ø	Aaa	2,008,060
1,415,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,415,000
1,750,000	Multnomah County, OR School District GOs, 5.50% due 6/1/2015Ø	A1	1,755,757
1,100,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	1,100,000
860,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028Ø	Aaa	880,709
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3	513,335
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2026Ø	Baa2	1,019,730
Total Short-Term Holdings (Cost $8,553,721) — 16.2%			8,692,591
Total Investments (Cost $50,430,938) — 98.3%			52,917,806
Other Assets Less Liabilities — 1.7%			932,380
Net Assets — 100.0%			$53,850,186

South Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,142,640
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023Ø	Aaa	1,452,078
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	Aaa	261,280
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,235,650
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A3	2,552,350
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	1,083,180
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,108,600
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	3,959,130
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa	2,074,060
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032	A2	2,079,000
1,500,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	Aaa	1,654,605

See footnotes on page 24.

Portfolios of Investments (unaudited)
March 31, 2006

South Carolina Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Aaa	$1,494,350
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	1,658,085
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	Aaa	2,571,349
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa2	1,066,080
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,590,025
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,133,840
3,000,000	South Carolina Jobs — Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,078,960
4,000,000	South Carolina Jobs — Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	4,187,400
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aaa	3,240,957
745,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	755,646
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,153,400
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024Ø	Aaa	5,319,950
3,825,000	South Carolina Transportation Infrastructure Bank Rev., 5% due 10/1/2026	Aaa	3,975,207
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,549,075
Total Municipal Bonds (Cost $66,991,566) — 87.9%			70,376,897

	Short-Term Holdings
2,000,000	Greenville, SC Hospital System Rev., 5.25% due 5/1/2023	Aa3	2,042,720
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	200,000
1,300,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	1,300,000
600,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	600,000
1,070,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+‡	1,070,000
3,000,000	University of South Carolina Rev., 5.75% due 6/1/2026Ø	Aaa	3,040,920
Total Short-Term Holdings (Cost $7,916,127) — 10.3%			8,253,640
Total Investments (Cost $74,907,693) — 98.2%			78,630,537
Other Assets Less Liabilities — 1.8%			1,428,819
Net Assets — 100.0%			$80,059,356

†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN — Variable Rate Demand Notes.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2006

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$61,560,237	$32,322,300	$25,787,058	$30,512,652	$33,467,332	$64,474,326	$73,476,058
Short-term holdings	9,047,765	1,700,000	4,214,280	1,555,171	3,930,860	3,400,000	22,725,804
Total investments*	70,608,002	34,022,300	30,001,338	32,067,823	37,398,192	67,874,326	96,201,862
Cash**	22,794	28,662	91,073	89,220	91,303	87,111	35,471
Interest receivable	938,656	533,047	452,226	591,569	630,902	786,057	1,706,096
Expenses prepaid to shareholder service agent	6,949	3,253	2,957	3,253	4,140	7,097	9,906
Receivable for Capital Stock sold	—	15,235	184	—	9,795	—	—
Receivable for securities sold	—	—	—	135,000	—	—	—
Other	3,272	3,210	2,385	4,665	3,546	4,911	4,115
Total Assets	71,579,673	34,605,707	30,550,163	32,891,530	38,137,878	68,759,502	97,957,450
Liabilities:
Payable for Capital Stock repurchased	214,916	66,222	44,101	49,538	10,692	32,537	233,724
Dividends payable	103,312	45,756	41,052	47,626	33,907	93,381	131,072
Management fee payable	30,384	14,728	13,060	14,007	16,312	29,318	41,789
Distribution and service fees payable	9,211	3,228	3,825	3,832	4,927	8,240	10,653
Accrued expenses and other	36,625	24,730	21,909	24,870	41,737	35,114	44,459
Total Liabilities	394,448	154,664	123,947	139,873	107,575	198,590	461,697
Net Assets	$71,185,225	$34,451,043	$30,426,216	$32,751,657	$38,030,303	$68,560,912	$97,495,753
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$8,590	$4,516	$3,754	$3,938	$4,562	$8,189	$11,379
Class C	324	27	73	100	62	316	108
Class D	194	22	131	73	212	71	251
Additional paid-in capital	69,974,568	32,474,680	29,725,455	31,261,327	36,504,214	63,211,760	92,698,909
Undistributed net investment income	161,301	127,534	51,535	159,126	26,283	292,956	328,845
Undistributed/accumulated net realized gain (loss)	(1,757,610)	(40,597)	(907,064)	21,404	122,461	153,645	205,385
Net unrealized appreciation of investments	2,797,858	1,884,861	1,552,332	1,305,689	1,372,509	4,893,975	4,250,876
Net Assets	$71,185,225	$34,451,043	$30,426,216	$32,751,657	$38,030,303	$68,560,912	$97,495,753
Net Assets:
Class A	$67,132,484	$34,083,753	$28,852,844	$31,375,881	$35,874,124	$65,463,731	$94,515,092
Class C	$2,533,283	$204,058	$562,927	$793,929	$487,199	$2,528,128	$897,039
Class D	$1,519,458	$163,232	$1,010,445	$581,847	$1,668,980	$569,053	$2,083,622
Shares of Capital Stock Outstanding:
Class A	8,590,106	4,515,578	3,753,579	3,937,605	4,562,414	8,189,325	11,378,877
Class C	324,089	27,067	73,034	99,670	61,862	316,068	108,126
Class D	194,405	21,657	131,091	72,993	211,945	71,163	251,139
Net Asset Value Per Share:
Class A	$7.82	$7.55	$7.69	$7.97	$7.86	$7.99	$8.31
Class C	$7.82	$7.54	$7.71	$7.97	$7.88	$8.00	$8.30
Class D	$7.82	$7.54	$7.71	$7.97	$7.87	$8.00	$8.30
* Cost of total investments:	$67,810,144	$32,137,439	$28,449,006	$30,762,134	$36,025,683	$62,980,351	$91,950,986
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$11,000	$11,000

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2006

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$69,215,402	$25,133,716	$65,741,138	$94,184,698	$44,225,215	$70,376,897
Short-term holdings	11,259,900	5,557,830	6,542,330	12,303,200	8,692,591	8,253,640
Total investments*	80,475,302	30,691,546	72,283,468	106,487,898	52,917,806	78,630,537
Cash**	22,432	86,240	98,425	62,767	41,738	101,560
Interest receivable	1,425,340	480,440	934,557	1,577,766	887,200	1,195,942
Expenses prepaid to shareholder service agent	8,427	2,956	6,801	10,054	5,027	7,540
Receivable for Capital Stock sold	19,149	48,490	10,945	5,643	996	364,931
Receivable for securities sold	—	—	75,000	—	255,000	—
Other	5,023	2,257	3,703	5,647	8,240	4,461
Total Assets	81,955,673	31,311,929	73,412,899	108,149,775	54,116,007	80,304,971
Liabilities:
Payable for Capital Stock repurchased	54,050	76,728	29,356	62,044	135,747	59,836
Dividends payable	104,677	38,866	98,808	131,677	72,484	101,519
Management fee payable	34,959	12,897	31,316	44,809	23,058	34,030
Distribution and service fees payable	7,681	2,890	11,816	10,247	6,492	11,828
Payable for securities purchased	—	1,027,480	—	3,209,773	—	—
Accrued expenses and other	41,625	20,424	34,192	45,198	28,040	38,402
Total Liabilities	242,992	1,179,285	205,488	3,503,748	265,821	245,615
Net Assets	$81,712,681	$30,132,644	$73,207,411	$104,646,027	$53,850,186	$80,059,356
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$10,586	$3,857	$8,097	$13,076	$6,602	$9,086
Class C	33	6	592	116	169	507
Class D	85	46	292	94	148	299
Additional paid-in capital	78,187,877	28,246,154	68,876,894	100,041,134	51,143,735	76,063,819
Undistributed net investment income	306,511	121,327	140,825	266,787	213,166	183,393
Undistributed/accumulated net realized gain (loss)	20,092	28,854	(52,771)	(238,617)	(502)	79,408
Net unrealized appreciation of investments	3,187,497	1,732,400	4,233,482	4,563,437	2,486,868	3,722,844
Net Assets	$81,712,681	$30,132,644	$73,207,411	$104,646,027	$53,850,186	$80,059,356
Net Assets:
Class A	$80,815,553	$29,727,935	$65,992,707	$102,978,853	$51,390,609	$73,543,211
Class C	$251,089	$48,909	$4,834,434	$921,208	$1,310,629	$4,099,754
Class D	$646,039	$355,800	$2,380,270	$745,966	$1,148,948	$2,416,391
Shares of Capital Stock Outstanding:
Class A	10,585,583	3,856,712	8,096,669	13,075,856	6,601,759	9,085,824
Class C	32,861	6,346	592,253	116,277	168,501	506,725
Class D	84,537	46,146	291,617	94,146	147,747	298,608
Net Asset Value Per Share:
Class A	$7.63	$7.71	$8.15	$7.88	$7.78	$8.09
Class C	$7.64	$7.71	$8.16	$7.92	$7.78	$8.09
Class D	$7.64	$7.71	$8.16	$7.92	$7.78	$8.09
* Cost of total investments:	$77,287,805	$28,959,146	$68,049,986	$101,924,461	$50,430,938	$74,907,693
** Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$5,000

See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2006

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series
Investment Income:
Interest	$1,923,524	$876,122	$800,848	$930,011	$988,239	$1,816,349	$2,537,222

Expenses:
Management fees	178,736	87,115	78,701	88,803	98,616	176,235	249,818
Shareholder account services	65,684	31,857	30,196	34,627	39,415	67,274	93,937
Distribution and service fees	54,443	18,380	22,762	23,331	29,338	47,933	62,256
Registration	22,714	6,355	6,522	7,172	8,056	10,322	11,172
Auditing and legal fees	18,220	15,225	12,539	14,529	14,591	19,910	23,315
Custody and related services	9,518	5,328	3,853	5,314	5,834	9,981	14,354
Directors’ fees and expenses	4,008	3,515	3,473	3,527	3,574	3,989	4,368
Shareholder reports and communications	1,161	896	889	885	882	882	1,530
Miscellaneous	4,105	2,799	2,829	2,750	2,858	4,142	5,435
Total Expenses	358,589	171,470	161,764	180,938	203,164	340,668	466,185
Net Investment Income	1,564,935	704,652	639,084	749,073	785,075	1,475,681	2,071,037
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,982)	6,691	41,514	57,589	127,412	156,294	209,356
Net change in unrealized appreciation of investments	(640,582)	(474,184)	(426,175)	(372,142)	(533,016)	(1,266,801)	(1,540,958)
Net Loss on Investments	(643,564)	(467,493)	(384,661)	(314,553)	(405,604)	(1,110,507)	(1,331,602)
Increase in Net Assets from Operations	$921,371	$237,159	$254,423	$434,520	$379,471	$365,174	$739,435

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series
Investment Income:
Interest	$2,062,495	$772,530	$1,891,831	$2,563,070	$1,387,364	$1,960,948

Expenses:
Management fees	208,712	77,080	185,649	266,554	137,360	201,199
Shareholder account services	80,813	29,400	66,104	98,475	47,718	74,624
Distribution and service fees	45,128	16,904	69,017	59,808	39,068	70,343
Registration	8,256	6,272	9,339	9,906	7,005	8,255
Auditing and legal fees	24,434	11,484	18,585	24,975	21,086	22,139
Custody and related services	11,675	4,140	12,415	15,668	8,497	11,454
Directors’ fees and expenses	4,157	3,463	4,032	4,451	3,773	4,104
Shareholder reports and communications	1,655	1,065	942	1,693	1,108	1,470
Miscellaneous	4,991	2,726	4,530	5,875	3,538	4,748
Total Expenses	389,821	152,534	370,613	487,405	269,153	398,336
Net Investment Income	1,672,674	619,996	1,521,218	2,075,665	1,118,211	1,562,612
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	20,283	29,213	(46,330)	(225,262)	372	79,408
Net change in unrealized appreciation of investments	(1,202,632)	(499,478)	(831,084)	(1,435,295)	(506,077)	(1,074,366)
Net Loss on Investments	(1,182,349)	(470,265)	(877,414)	(1,660,557)	(505,705)	(994,958)
Increase in Net Assets from Operations	$490,325	$149,731	$643,804	$415,108	$612,506	$567,654

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	National Series		Colorado Series		Georgia Series
	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$1,564,935	$3,215,770	$704,652	$1,462,978	$639,084	$1,314,242
Net realized gain (loss) on investments	(2,982)	31,757	6,691	4,332	41,514	(26,923)
Net change in unrealized appreciation of investments	(640,582)	(874,558)	(474,184)	(79,672)	(426,175)	(234,765)
Increase in Net Assets from Operations	921,371	2,372,969	237,159	1,387,638	254,423	1,052,554
Distributions to Shareholders:
Net investment income:
Class A	(1,459,276)	(3,026,126)	(681,395)	(1,432,681)	(606,050)	(1,248,198)
Class C	(46,655)	(110,415)	(2,269)	(3,461)	(8,860)	(18,349)
Class D	(27,676)	(58,100)	(2,436)	(4,372)	(16,756)	(40,711)
Decrease in Net Assets from Distributions	(1,533,607)	(3,194,641)	(686,100)	(1,440,514)	(631,666)	(1,307,258)
Capital Share Transactions:
Net proceeds from sales of shares	757,454	1,126,851	801,268	922,501	195,646	462,335
Investment of dividends	895,455	1,927,578	399,784	813,065	430,070	861,057
Exchanged from associated funds	2,365,196	1,007,771	52,561	82,143	39,377	188,537
Total	4,018,105	4,062,200	1,253,613	1,817,709	665,093	1,511,929
Cost of shares repurchased	(4,013,595)	(9,864,302)	(1,602,069)	(2,704,747)	(1,989,871)	(3,992,044)
Exchanged into associated funds	(665,866)	(189,170)	(67,081)	(28,322)	(20,904)	(161,379)
Total	(4,679,461)	(10,053,472)	(1,669,150)	(2,733,069)	(2,010,775)	(4,153,423)
Decrease in Net Assets from Capital Share Transactions	(661,356)	(5,991,272)	(415,537)	(915,360)	(1,345,682)	(2,641,494)
Decrease in Net Assets	(1,273,592)	(6,812,944)	(864,478)	(968,236)	(1,722,925)	(2,896,198)
Net Assets:
Beginning of period	72,458,817	79,271,761	35,315,521	36,283,757	32,149,141	35,045,339
End of Period*	$71,185,225	$72,458,817	$34,451,043	$35,315,521	$30,426,216	$32,149,141
* Including undistributed net investment income as follows:	$161,301	$129,973	$127,534	$108,982	$51,535	$44,117

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Louisiana Series		Maryland Series		Massachusetts Series
	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$749,073	$1,717,788	$785,075	$1,628,003	$1,475,681	$3,087,268
Net realized gain on investments	57,589	68,400	127,412	143,191	156,294	212,407
Net change in unrealized appreciation of investments	(372,142)	(733,986)	(533,016)	(269,600)	(1,266,801)	(1,169,135)
Increase in Net Assets from Operations	434,520	1,052,202	379,471	1,501,594	365,174	2,130,540
Distributions to Shareholders:
Net investment income:
Class A	(723,484)	(1,658,151)	(746,871)	(1,566,872)	(1,394,574)	(2,935,287)
Class C	(12,452)	(23,228)	(7,139)	(11,890)	(40,438)	(89,046)
Class D	(9,625)	(15,912)	(27,777)	(60,861)	(9,418)	(20,777)
Total	(745,561)	(1,697,291)	(781,787)	(1,639,623)	(1,444,430)	(3,045,110)
Net realized long-term gain on investments:
Class A	(114,883)	(149,267)	(109,935)	(208,218)	(245,532)	(219,815)
Class C	(2,301)	(2,469)	(1,216)	(2,140)	(8,973)	(8,698)
Class D	(1,803)	(1,641)	(5,518)	(10,324)	(2,163)	(2,235)
Total	(118,987)	(153,377)	(116,669)	(220,682)	(256,668)	(230,748)
Decrease in Net Assets from Distributions	(864,548)	(1,850,668)	(898,456)	(1,860,305)	(1,701,098)	(3,275,858)
Capital Share Transactions:
Net proceeds from sales of shares	336,383	2,402,151	338,893	791,686	290,077	1,596,434
Investment of dividends	442,425	993,243	485,260	1,012,560	866,122	1,843,868
Exchanged from associated funds	2,143	849	281,765	77,790	19,245	176,409
Investment of gain distributions	87,103	112,517	91,091	171,438	195,415	177,112
Total	868,054	3,508,760	1,197,009	2,053,474	1,370,859	3,793,823
Cost of shares repurchased	(6,781,655)	(6,456,112)	(3,440,937)	(3,654,578)	(4,164,058)	(9,680,183)
Exchanged into associated funds	(280,463)	—	(707,869)	(55,651)	(42,362)	(190,840)
Total	(7,062,118)	(6,456,112)	(4,148,806)	(3,710,229)	(4,206,420)	(9,871,023)
Decrease in Net Assets from Capital Share Transactions	(6,194,064)	(2,947,352)	(2,951,797)	(1,656,755)	(2,835,561)	(6,077,200)
Decrease in Net Assets	(6,624,092)	(3,745,818)	(3,470,782)	(2,015,466)	(4,171,485)	(7,222,518)
Net Assets:
Beginning of period	39,375,749	43,121,567	41,501,085	43,516,551	72,732,397	79,954,915
End of Period*	$32,751,657	$39,375,749	$38,030,303	$41,501,085	$68,560,912	$72,732,397
* Including undistributed net investment income as follows:	$159,126	$155,614	$26,283	$22,995	$292,956	$261,705

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Michigan Series		Minnesota Series		Missouri Series
	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$2,071,037	$4,407,716	$1,672,674	$3,542,983	619,996	$1,307,730
Net realized gain on investments	209,356	326,603	20,283	245,398	29,213	68,577
Net change in unrealized appreciation of investments	(1,540,958)	(1,988,278)	(1,202,632)	(1,328,509)	(499,478)	(252,742)
Increase in Net Assets from Operations	739,435	2,746,041	490,325	2,459,872	149,731	1,123,565
Distributions to Shareholders:
Net investment income:
Class A	(1,977,200)	(4,238,185)	(1,618,907)	(3,437,657)	(598,828)	(1,275,006)
Class C	(14,183)	(28,808)	(3,894)	(8,499)	(954)	(4,643)
Class D	(32,895)	(71,734)	(9,997)	(33,698)	(5,412)	(11,176)
Total	(2,024,278)	(4,338,727)	(1,632,798)	(3,479,854)	(605,194)	(1,290,825)
Net realized long-term gain on investments:
Class A	(340,602)	(12,579)	(65,483)	—	(79,200)	(25,460)
Class C	(3,167)	(103)	(222)	—	(151)	(106)
Class D	(7,224)	(284)	(534)	—	(924)	(263)
Total	(350,993)	(12,966)	(66,239)	—	(80,275)	(25,829)
Decrease in Net Assets from Distributions	(2,375,271)	(4,351,693)	(1,699,037)	(3,479,854)	(685,469)	(1,316,654)
Capital Share Transactions:
Net proceeds from sales of shares	460,894	1,893,714	566,843	1,112,211	170,108	413,148
Investment of dividends	1,300,447	2,747,519	1,111,109	2,367,511	355,561	744,256
Exchanged from associated funds	724,166	253,798	71,437	128,860	6,165	119,537
Investment of gain distributions	270,523	10,090	52,386	—	57,744	18,648
Total	2,756,030	4,905,121	1,801,775	3,608,582	589,578	1,295,589
Cost of shares repurchased	(6,275,955)	(11,907,628)	(4,327,686)	(9,498,252)	(1,771,478)	(3,525,582)
Exchanged into associated funds	(383,500)	(583,074)	(260,188)	(110,018)	—	(110,279)
Total	(6,659,455)	(12,490,702)	(4,587,874)	(9,608,270)	(1,771,478)	(3,635,861)
Decrease in Net Assets from Capital Share Transactions	(3,903,425)	(7,585,581)	(2,786,099)	(5,999,688)	(1,181,900)	(2,340,272)
Decrease in Net Assets	(5,539,261)	(9,191,233)	(3,994,811)	(7,019,670)	(1,717,638)	(2,533,361)
Net Assets:
Beginning of period	103,035,014	112,226,247	85,707,492	92,727,162	31,850,282	34,383,643
End of Period*	$97,495,753	$103,035,014	$81,712,681	$85,707,492	30,132,644	$31,850,282
* Including undistributed net investment income as follows:	$328,845	$282,086	$306,511	$266,635	121,327	$106,525

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New York Series		Ohio Series		Oregon Series
	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$1,521,218	$3,097,861	$2,075,665	$4,399,759	$1,118,211	$2,271,201
Net realized gain (loss) on investments	(46,330)	141,864	(225,262)	198,583	372	55,614
Net change in unrealized appreciation of investments	(831,084)	(279,395)	(1,435,295)	(1,114,450)	(506,077)	(355,937)
Increase in Net Assets from Operations	643,804	2,960,330	415,108	3,483,892	612,506	1,970,878
Distributions to Shareholders:
Net investment income:
Class A	(1,372,221)	(2,831,243)	(2,021,713)	(4,274,269)	(1,051,031)	(2,143,398)
Class C	(78,011)	(162,887)	(13,469)	(27,777)	(20,263)	(44,570)
Class D	(37,979)	(76,685)	(11,121)	(25,612)	(22,254)	(46,314)
Total	(1,488,211)	(3,070,815)	(2,046,303)	(4,327,658)	(1,093,548)	(2,234,282)
Net realized long-term gain on investments:
Class A	(140,310)	(17,322)	(226,931)	(348,611)	(87,714)	(42,399)
Class C	(10,120)	(1,323)	(1,962)	(3,099)	(2,125)	(1,250)
Class D	(4,941)	(592)	(1,634)	(3,061)	(2,593)	(1,160)
Total	(155,371)	(19,237)	(230,527)	(354,771)	(92,432)	(44,809)
Decrease in Net Assets from Distributions	(1,643,582)	(3,090,052)	(2,276,830)	(4,682,429)	(1,185,980)	(2,279,091)
Capital Share Transactions:
Net proceeds from sales of shares	1,057,895	2,467,591	668,328	1,041,390	614,927	2,029,051
Investment of dividends	940,504	1,995,878	1,289,969	2,770,523	678,229	1,401,848
Exchanged from associated Funds	102,978	307,955	2,975	47,963	8,286	144,342
Investment of gain distributions	122,615	15,203	178,565	277,438	73,500	35,841
Total	2,223,992	4,786,627	2,139,837	4,137,314	1,374,942	3,611,082
Cost of shares repurchased	(4,396,273)	(7,496,328)	(4,830,329)	(9,778,573)	(2,443,439)	(6,409,119)
Exchanged into associated Funds	(619,721)	(28,128)	(84,008)	(438,526)	(339,580)	(402,208)
Total	(5,015,994)	(7,524,456)	(4,914,337)	(10,217,099)	(2,783,019)	(6,811,327)
Decrease in Net Assets from Capital Share Transactions	(2,792,002)	(2,737,829)	(2,774,500)	(6,079,785)	(1,408,077)	(3,200,245)
Decrease in Net Assets	(3,791,780)	(2,867,551)	(4,636,222)	(7,278,322)	(1,981,551)	(3,508,458)
Net Assets:
Beginning of period	76,999,191	79,866,742	109,282,249	116,560,571	55,831,737	59,340,195
End of Period*	$73,207,411	$76,999,191	$104,646,027	$109,282,249	$53,850,186	$55,831,737
* Including undistributed net investment income as follows:	$140,825	$107,818	$266,787	$237,425	$213,166	$188,503

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	South Carolina Series
	Six Months Ended 3/31/06	Year Ended 9/30/05
Operations:
Net investment income	$1,562,612	$3,207,498
Net realized gain on investments	79,408	—
Net change in unrealized appreciation of investments	(1,074,366)	243,340
Increase in Net Assets from Operations	567,654	3,450,838
Distributions to Shareholders:
Net investment income:
Class A	(1,439,990)	(2,928,027)
Class C	(66,430)	(156,873)
Class D	(37,336)	(84,022)
Total	(1,543,756)	(3,168,922)
Net realized long-term gain on investments:
Class A	—	(140,952)
Class C	—	(9,594)
Class D	—	(5,455)
Total	—	(156,001)
Decrease in Net Assets from Distributions	(1,543,756)	(3,324,923)
Capital Share Transactions:
Net proceeds from sales of shares	2,844,531	5,034,629
Investment of dividends	1,021,558	2,106,158
Exchanged from associated funds	466,371	71,901
Investment of gain distributions	—	131,879
Total	4,332,460	7,344,567
Cost of shares repurchased	(6,192,314)	(8,765,158)
Exchanged into associated funds	—	(957,133)
Total	(6,192,314)	(9,722,291)
Decrease in Net Assets from Capital Share Transactions	(1,859,854)	(2,377,724)
Decrease in Net Assets	(2,835,956)	(2,251,809)
Net Assets:
Beginning of period	82,895,312	85,147,121
End of Period*	$80,059,356	$82,895,312
* Including undistributed net investment income as follows:	$183,393	$164,537

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

Each Series of the Fund offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.	Security Valuation — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2006, the interest rates paid on these notes ranged from 3.04% to 3.18%.

d.	Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2006, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date.

f.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
National	$2,471	$20,239
Colorado	2,065	16,324
Georgia	961	6,853
Louisiana	1,355	9,591
Maryland	905	7,136
Massachusetts	775	5,424
Michigan	1,583	12,563
Minnesota	2,633	19,368
Missouri	645	5,094
New York	4,777	31,837
Ohio	2,224	16,160
Oregon	1,956	14,151
South Carolina	8,080	52,321

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2006, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Series		Series
National	$32,823	Minnesota	$40,372
Colorado	16,844	Missouri	14,806
Georgia	14,618	New York	32,671
Louisiana	16,704	Ohio	51,407
Maryland	18,098	Oregon	25,506
Massachusetts	32,513	South Carolina	35,871
Michigan	47,458

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 2006, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D	Series	Class C	Class D
National	$13,574	$8,046	Minnesota	$1,334	$3,422
Colorado	738	798	Missouri	315	1,783
Georgia	2,816	5,328	New York	24,438	11,908
Louisiana	3,735	2,892	Ohio	4,601	3,800
Maryland	2,290	8,950	Oregon	6,417	7,145
Massachusetts	12,506	2,914	South Carolina	22,066	12,406
Michigan	4,455	10,343

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, and Class D shares. For the six months ended March 31, 2006, such charges were as follows:

Series		Series
National	$489	Minnesota	$1
Colorado	1	Missouri	1
Georgia	1	New York	1
Louisiana	16	Ohio	1
Maryland	208	Oregon	1
Massachusetts	1	South Carolina	444
Michigan	22

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2006, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees
National	$166	$4,430
Colorado	414	1,459
Georgia	—	548
Louisiana	9	523
Maryland	379	835
Massachusetts	4	1,340
Michigan	39	1,394
Minnesota	36	1,266
Missouri	43	687
New York	6,510	6,590
Ohio	949	2,615
Oregon	—	1,081
South Carolina	166	2,376

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series		Series
National	$65,684	Minnesota	$80,813
Colorado	31,857	Missouri	29,400
Georgia	30,196	New York	66,104
Louisiana	34,627	Ohio	98,475
Maryland	39,415	Oregon	47,718
Massachusetts	67,274	South Carolina	74,624
Michigan	93,937

Notes to Financial Statements (unaudited)

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2006, the Fund’s potential obligation under the Guaranties is $141,600. As of March 31, 2006, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Fund under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Series as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors’ fees and expenses. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005 were paid to the participating director in January 2006 as follows:

Series		Series
National	$7,319	Minnesota	$6,823
Colorado	5,412	Missouri	5,418
Georgia	5,277	New York	6,624
Louisiana	5,701	Ohio	7,082
Maryland	5,696	Oregon	5,513
Massachusetts	6,708	South Carolina	5,721
Michigan	6,904

As of March 31, 2006, no directors were participating in the deferred compensation arrangement.

4.	Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2006.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006, were as follows:

Series	Purchases	Sales
National	—	$340,000
Colorado	$1,055,430	337,758
Georgia	—	1,237,410
Louisiana	—	3,797,540
Maryland	—	2,152,180
Massachusetts	—	3,060,000
Michigan	—	7,605,300
Minnesota	1,054,630	5,740,000
Missouri	1,027,480	1,785,000
New York	—	2,366,280
Ohio	6,934,226	9,984,800
Oregon	—	255,000
South Carolina	7,266,821	7,510,000

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended March 31, 2006, and will vary from the final tax information as of the Fund’s year end.

At March 31, 2006, each Series’ tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Series	Tax Basis Cost
National	$67,665,703
Colorado	32,018,529
Georgia	28,407,800
Louisiana	30,657,969
Maryland	35,981,801
Massachusetts	62,718,295
Michigan	91,658,765
Minnesota	77,004,215
Missouri	28,844,391
New York	67,925,594
Ohio	101,677,562
Oregon	50,226,967
South Carolina	74,727,160

Notes to Financial Statements (unaudited)

At March 31, 2006, the tax basis components of accumulated earnings were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$2,999,594	$2,007,978	$1,638,785	$1,409,854	$1,598,323
Gross unrealized depreciation of portfolio securities	(57,295)	(4,207)	(45,247)	—	(181,932)
Net unrealized appreciation of portfolio securities	2,942,299	2,003,771	1,593,538	1,409,854	1,416,391
Undistributed tax-exempt income	8,215	1,741	3,416	5,295	4,458
Capital loss carryforward	(1,754,628)	(47,288)	(921,017)	—	—
Current period net realized gain (loss)	(1,591)	8,211	15,636	—	—
Undistributed/accumulated net realized gain (loss)	—	—	—	65,420	94,759
Total accumulated earnings	$1,194,295	$1,966,435	$691,573	$1,480,569	$1,515,608

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$5,221,931	$4,599,991	$3,564,468	$1,856,181	$4,382,325
Gross unrealized depreciation of portfolio securities	(65,900)	(56,894)	(93,381)	(9,026)	(24,451)
Net unrealized appreciation of portfolio securities	5,156,031	4,543,097	3,471,087	1,847,155	4,357,874
Undistributed tax-exempt income	5,106	4,351	3,196	1,183	7,325
Undistributed/accumulated net realized gain (loss)	172,791	230,816	33,055	28,873	(50,228)
Total accumulated earnings	$5,333,928	$4,778,264	$3,507,338	$1,877,211	$4,314,971

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$5,216,467	$2,690,839	$3,950,255
Gross unrealized depreciation of portfolio securities	(406,131)	—	(46,878)
Net unrealized appreciation of portfolio securities	4,810,336	2,690,839	3,903,377
Undistributed tax-exempt income (dividends in excess of net investment income)	2,023	3,335	(2,787)
Undistributed/accumulated net realized gain (loss)	(227,771)	(105)	79,386
Total accumulated earnings	$4,584,588	$2,694,069	$3,979,976

The tax characterization of distributions paid was as follows:

	Six Months Ended 3/31/06	Year Ended 9/30/05		Six Months Ended 3/31/06	Year Ended 9/30/05
Tax-exempt income:			Long-term capital gains:
National	$1,533,607	$3,194,641	National	—	—
Colorado	686,100	1,440,514	Colorado	—	—
Georgia	631,666	1,307,258	Georgia	—	—
Louisiana	745,561	1,697,291	Louisiana	$118,987	$153,377
Maryland	781,787	1,639,623	Maryland	116,669	220,682
Massachusetts	1,444,430	3,045,110	Massachusetts	256,668	230,748
Michigan	2,024,278	4,338,727	Michigan	350,993	12,966
Minnesota	1,632,788	3,479,854	Minnesota	66,239	—
Missouri	605,194	1,290,825	Missouri	80,275	25,829
New York	1,488,211	3,070,815	New York	155,371	19,237
Ohio	2,046,303	4,327,658	Ohio	230,527	354,771
Oregon	1,093,548	2,234,282	Oregon	92,432	44,809
South Carolina	1,543,756	3,168,922	South Carolina	—	156,001

At September 30, 2005, the National, Colorado and Georgia Series had net capital loss carryforwards for federal income tax purposes of $1,754,628, $47,288 and $921,017, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Series, $1,749,874 expires in 2011 and $4,754 expires in 2012. For the Colorado Series, $47,288 expires in 2012. For the Georgia Series, $921,017 expires in 2013. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 2006, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
National Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	86,596	$678,612	129,653	$1,028,984	10,020	$78,747	12,280	$97,678
Investment of dividends	107,759	845,369	226,909	1,801,460	3,745	29,384	10,589	84,120
Exchanged from associated Funds	288,655	2,264,998	103,379	821,033	2,662	20,925	20,580	163,561
Total	483,010	3,788,979	459,941	3,651,477	16,427	129,056	43,449	345,359
Cost of shares repurchased	(421,526)	(3,304,478)	(1,116,111)	(8,858,744)	(69,956)	(547,919)	(98,379)	(782,264)
Exchanged into associated Funds	(81,464)	(638,630)	(16,675)	(132,188)	(2,667)	(20,909)	(4,323)	(34,347)
Total	(502,990)	(3,943,108)	(1,132,786)	(8,990,932)	(72,623)	(568,828)	(102,702)	(816,611)
Decrease	(19,980)	$(154,129)	(672,845)	$(5,339,455)	(56,196)	$(439,772)	(59,253)	$(471,252)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
National Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12	$95	24	$189
Investment of dividends	2,639	20,702	5,290	41,998
Exchanged from associated Funds	10,115	79,273	2,911	23,177
Total	12,766	100,070	8,225	65,364
Cost of shares repurchased	(20,566)	(161,198)	(28,110)	(223,294)
Exchanged into associated Funds	(806)	(6,327)	(2,855)	(22,635)
Total	(21,372)	(167,525)	(30,965)	(245,929)
Decrease	(8,606)	$(67,455)	(22,740)	$(180,565)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Colorado Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	91,039	$690,625	118,626	$911,422	13,246	$100,453	—	—
Investment of dividends	52,179	396,480	105,148	807,890	116	885	105	$804
Exchanged from associated Funds	6,909	52,561	10,670	82,143	—	—	—	—
Total	150,127	1,139,666	234,444	1,801,455	13,362	101,338	105	804
Cost of shares repurchased	(211,043)	(1,601,974)	(350,412)	(2,688,103)	—	—	(2,154)	(16,447)
Exchanged into associated Funds	(8,815)	(67,081)	(3,677)	(28,322)	—	—	—	—
Total	(219,858)	(1,669,055)	(354,089)	(2,716,425)	—	—	(2,154)	(16,447)
Increase (decrease)	(69,731)	$(529,389)	(119,645)	$(914,970)	13,362	$101,338	(2,049)	$(15,643)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Colorado Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,348	$10,190	1,443	$11,079
Investment of dividends	319	2,419	570	4,371
Total	1,667	12,609	2,013	15,450
Cost of shares repurchased	(13)	(95)	(26)	(197)
Increase	1,654	$12,514	1,987	$15,253

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Georgia Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	24,701	$190,755	37,812	$296,435	155	$1,196	10,184	$80,027
Investment of dividends	53,561	414,119	104,617	820,081	757	5,872	1,850	14,542
Exchanged from associated Funds	5,068	39,377	21,806	171,083	—	—	—	—
Total	83,330	644,251	164,235	1,287,599	912	7,068	12,034	94,569
Cost of shares repurchased	(244,490)	(1,889,828)	(429,163)	(3,360,854)	(3,049)	(23,710)	(18,192)	(143,583)
Exchanged into associated Funds	—	—	(19,937)	(155,357)	—	—	—	—
Total	(244,490)	(1,889,828)	(449,100)	(3,516,211)	(3,049)	(23,710)	(18,192)	(143,583)
Decrease	(161,160)	$(1,245,577)	(284,865)	$(2,228,612)	(2,137)	$(16,642)	(6,158)	$(49,014)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Georgia Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	478	$3,695	10,903	$85,873
Investment of dividends	1,300	10,079	3,363	26,434
Exchanged from associated Funds	—	—	2,226	17,454
Total	1,778	13,774	16,492	129,761
Cost of shares repurchased	(9,850)	(76,333)	(61,946)	(487,607)
Exchanged into associated Funds	(2,711)	(20,904)	(770)	(6,022)
Total	(12,561)	(97,237)	(62,716)	(493,629)
Decrease	(10,783)	$(83,463)	(46,224)	$(363,868)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Louisiana Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	35,859	$286,746	269,049	$2,196,673	6,203	$49,503	10,415	$85,289
Investment of dividends	53,014	424,018	117,932	962,069	1,447	11,571	2,546	20,763
Exchanged from associated Funds	268	2,143	104	849	—	—	—	—
Investment of gain distributions	10,483	83,640	13,387	109,223	273	2,176	276	2,251
Total	99,624	796,547	400,472	3,268,814	7,923	63,250	13,237	108,303
Cost of shares repurchased	(845,881)	(6,761,681)	(787,646)	(6,419,185)	(2,483)	(19,839)	(3,919)	(31,672)
Exchanged into associated Funds	(35,088)	(280,463)	—	—	—	—	—	—
Total	(880,969)	(7,042,144)	(787,646)	(6,419,185)	(2,483)	(19,839)	(3,919)	(31,672)
Increase (decrease)	(781,345)	$(6,245,597)	(387,174)	$(3,150,371)	5,440	$43,411	9,318	$76,631

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Louisiana Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17	$134	14,722	$120,189
Investment of dividends	855	6,836	1,276	10,411
Investment of gain distributions	161	1,287	128	1,043
Total	1,033	8,257	16,126	131,643
Cost of shares repurchased	(17)	(135)	(646)	(5,255)
Increase	1,016	$8,122	15,480	$126,388

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Maryland Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	32,616	$257,556	81,520	$654,314	10,279	$81,163	5,040	$40,521
Investment of dividends	57,685	456,111	118,231	948,592	727	5,762	1,316	10,576
Exchanged from associated Funds	35,532	281,765	7,860	63,290	—	—	373	3,000
Investment of gain distributions	10,812	85,187	19,964	159,702	148	1,165	267	2,140
Total	136,645	1,080,619	227,575	1,825,898	11,154	88,090	6,996	56,237
Cost of shares repurchased	(404,533)	(3,198,174)	(419,525)	(3,365,715)	(2,047)	(16,193)	(6,262)	(50,374)
Exchanged into associated Funds	(84,471)	(666,915)	(6,953)	(55,651)	—	—	—	—
Total	(489,004)	(3,865,089)	(426,478)	(3,421,366)	(2,047)	(16,193)	(6,262)	(50,374)
Increase (decrease)	(352,359)	$(2,784,470)	(198,903)	$(1,595,468)	9,107	$71,897	734	$5,863

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Maryland Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22	$174	12,032	$96,851
Investment of dividends	2,953	23,387	6,645	53,392
Exchanged from associated Funds	—	—	1,432	11,500
Investment of gain distributions	601	4,739	1,198	9,596
Total	3,576	28,300	21,307	171,339
Cost of shares repurchased	(28,647)	(226,570)	(29,683)	(238,489)
Exchanged into associated Funds	(5,184)	(40,954)	—	—
Total	(33,831)	(267,524)	(29,683)	(238,489)
Decrease	(30,255)	$(239,224)	(8,376)	$(67,150)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Massachusetts Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	21,869	$176,194	182,978	$1,500,836	14,084	$113,748	11,646	$95,409
Investment of dividends	104,622	843,055	217,174	1,783,738	2,179	17,567	5,805	47,733
Exchanged from associated Funds	2,379	19,245	17,216	141,709	—	—	4,186	34,700
Investment of gain distributions	23,583	189,602	20,703	170,177	562	4,514	695	5,717
Total	152,453	1,228,096	438,071	3,596,460	16,825	135,829	22,332	183,559
Cost of shares repurchased	(501,863)	(4,043,037)	(1,075,721)	(8,840,303)	(10,844)	(87,338)	(81,027)	(665,860)
Exchanged into associated Funds	(5,282)	(42,362)	(22,248)	(182,659)	—	—	—	—
Total	(507,145)	(4,085,399)	(1,097,969)	(9,022,962)	(10,844)	(87,338)	(81,027)	(665,860)
Increase (decrease)	(354,692)	$(2,857,303)	(659,898)	$(5,426,502)	5,981	$48,491	(58,695)	$(482,301)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Massachusetts Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17	$135	23	$189
Investment of dividends	682	5,500	1,509	12,397
Investment of gain distributions	162	1,299	148	1,218
Total	861	6,934	1,680	13,804
Cost of shares repurchased	(4,191)	(33,683)	(21,129)	(174,020)
Exchanged into associated Funds	—	—	(994)	(8,181)
Total	(4,191)	(33,683)	(22,123)	(182,201)
Decrease	(3,330)	$(26,749)	(20,443)	$(168,397)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Michigan Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	46,047	$385,001	191,939	$1,634,971	6,929	$57,798	16,306	$139,403
Investment of dividends	152,777	1,277,761	316,895	2,698,540	1,415	11,821	2,912	24,765
Exchanged from associated Funds	83,019	693,088	26,419	224,955	—	—	—	—
Investment of gain distributions	31,699	264,683	1,155	9,863	364	3,038	12	102
Total	313,542	2,620,533	536,408	4,568,329	8,708	72,657	19,230	164,270
Cost of shares repurchased	(736,109)	(6,151,204)	(1,320,215)	(11,226,086)	(9,452)	(78,733)	(9,835)	(83,331)
Exchanged into associated Funds	(45,925)	(383,500)	(65,776)	(559,571)	—	—	—	—
Total	(782,034)	(6,534,704)	(1,385,991)	(11,785,657)	(9,452)	(78,733)	(9,835)	(83,331)
Increase (decrease)	(468,492)	$(3,914,171)	(849,583)	$(7,217,328)	(744)	$(6,076)	9,395	$80,939

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Michigan Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,156	$18,095	14,068	$119,340
Investment of dividends	1,301	10,865	2,845	24,214
Exchanged from associated Funds	3,730	31,078	3,381	28,843
Investment of gain distributions	336	2,802	14	125
Total	7,523	62,840	20,308	172,522
Cost of shares repurchased	(5,518)	(46,018)	(70,266)	(598,211)
Exchanged into associated Funds	—	—	(2,736)	(23,503)
Total	(5,518)	(46,018)	(73,002)	(621,714)
Increase (decrease)	2,005	$16,822	(52,694)	$(449,192)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Minnesota Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	73,711	$566,710	135,817	$1,061,542	—	$—	6,100	$47,480
Investment of dividends	143,612	1,103,884	299,998	2,339,254	355	2,734	715	5,575
Exchanged from associated Funds	9,270	71,437	16,195	125,881	—	—	382	2,979
Investment of gain distributions	6,763	51,940	—	—	23	173	—	—
Total	233,356	1,793,971	452,010	3,526,677	378	2,907	7,197	56,034
Cost of shares repurchased	(544,504)	(4,181,694)	(1,126,809)	(8,776,163)	(4,503)	(34,577)	(20,028)	(156,214)
Exchanged into associated Funds	(33,845)	(260,188)	(14,136)	(110,018)	—	—	—	—
Total	(578,349)	(4,441,882)	(1,140,945)	(8,886,181)	(4,503)	(34,577)	(20,028)	(156,214)
Decrease	(344,993)	$(2,647,911)	(688,935)	$(5,359,504)	(4,125)	$(31,670)	(12,831)	$(100,180)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Minnesota Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17	$133	408	$3,189
Investment of dividends	584	4,491	2,906	22,682
Investment of gain distributions	35	273	—	—
Total	636	4,897	3,314	25,871
Cost of shares repurchased	(14,483)	(111,415)	(72,720)	(565,875)
Total	(14,483)	(111,415)	(72,720)	(565,875)
Decrease	(13,847)	$(106,518)	(69,406)	$(540,004)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Missouri Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	21,891	$170,013	49,046	$386,661	—	$—	2,557	$20,096
Investment of dividends	45,101	350,524	92,736	731,462	19	150	346	2,728
Exchanged from associated Funds	792	6,165	10,859	86,150	—	—	—	—
Investment of gain distributions	7,332	56,824	2,331	18,347	12	89	8	66
Total	75,116	583,526	154,972	1,222,620	31	239	2,911	22,890
Cost of shares repurchased	(215,731)	(1,674,681)	(440,946)	(3,474,171)	(11,699)	(91,326)	(2,541)	(20,000)
Exchanged into associated Funds	—	—	(13,974)	(110,279)	—	—	—	—
Total	(215,731)	(1,674,681)	(454,920)	(3,584,450)	(11,699)	(91,326)	(2,541)	(20,000)
Increase (decrease)	(140,615)	$(1,091,155)	(299,948)	$(2,361,830)	(11,668)	$(91,087)	370	$2,890

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Missouri Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12	$95	814	$6,391
Investment of dividends	629	4,887	1,276	10,066
Exchanged from associated Funds	—	—	4,237	33,387
Investment of gain distributions	107	831	30	235
Total	748	5,813	6,357	50,079
Cost of shares repurchased	(704)	(5,471)	(3,992)	(31,411)
Total	(704)	(5,471)	(3,992)	(31,411)
Increase	44	$342	2,365	$18,668

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
New York Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	121,872	$999,477	256,199	$2,122,873	4,971	$40,830	30,543	$254,234
Investment of dividends	104,507	857,311	220,263	1,827,028	6,512	53,514	13,141	109,131
Exchanged from associated Funds	7,083	58,045	31,808	264,568	5,446	44,822	4,547	37,823
Investment of gain distributions	13,497	110,397	1,649	13,607	986	8,074	133	1,098
Total	246,959	2,025,230	509,919	4,228,076	17,915	147,240	48,364	402,286
Cost of shares repurchased	(501,344)	(4,107,495)	(751,065)	(6,227,862)	(29,485)	(241,243)	(134,701)	(1,120,874)
Exchanged into associated Funds	(71,644)	(586,162)	(1,777)	(14,681)	—	—	(1,626)	(13,447)
Total	(572,988)	(4,693,657)	(752,842)	(6,242,543)	(29,485)	(241,243)	(136,327)	(1,134,321)
Decrease	(326,029)	$(2,668,427)	(242,923)	$(2,014,467)	(11,570)	$(94,003)	(87,963)	$(732,035)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
New York Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,144	$17,588	10,883	$90,484
Investment of dividends	3,612	29,679	7,191	59,719
Exchanged from associated Funds	14	111	674	5,564
Investment of gain distributions	506	4,144	60	498
Total	6,276	51,522	18,808	156,265
Cost of shares repurchased	(5,797)	(47,535)	(17,749)	(147,592)
Exchanged into associated Funds	(4,093)	(33,559)	—	—
Total	(9,890)	(81,094)	(17,749)	(147,592)
Increase (decrease)	(3,614)	$(29,572)	1,059	$8,673

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Ohio Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	82,947	$657,986	121,396	$980,305	1,280	$10,247	7,492	$60,896
Investment of dividends	160,369	1,271,206	338,155	2,728,436	1,113	8,876	2,380	19,316
Exchanged from associated Funds	—	—	5,937	47,963	—	—	—	—
Investment of gain distributions	22,166	175,557	33,717	272,081	193	1,537	317	2,571
Total	265,482	2,104,749	499,205	4,028,785	2,586	20,660	10,189	82,783
Cost of shares repurchased	(605,131)	(4,795,848)	(1,161,613)	(9,371,394)	(716)	(5,696)	(19,220)	(157,029)
Exchanged into associated Funds	(10,601)	(84,008)	(53,789)	(434,311)	—	—	—	—
Total	(615,732)	(4,879,856)	(1,215,402)	(9,805,705)	(716)	(5,696)	(19,220)	(157,029)
Increase (decrease)	(350,250)	$(2,775,107)	(716,197)	$(5,776,920)	1,870	$14,964	(9,031)	$(74,246)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Ohio Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12	$95	23	$189
Investment of dividends	1,240	9,887	2,805	22,771
Exchanged from associated Funds	374	2,975	—	—
Investment of gain distributions	185	1,471	344	2,786
Total	1,811	14,428	3,172	25,746
Cost of shares repurchased	(3,618)	(28,785)	(30,876)	(250,150)
Exchanged into associated Funds	—	—	(520)	(4,215)
Total	(3,618)	(28,785)	(31,396)	(254,365)
Decrease	(1,807)	$(14,357)	(28,224)	$(228,619)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
Oregon Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	54,496	$425,890	243,583	$1,923,752	3,697	$28,834	2,428	$19,152
Investment of dividends	82,203	642,707	167,256	1,322,052	2,579	20,158	5,618	44,385
Exchanged from associated Funds	1,061	8,286	7,933	62,750	—	—	—	—
Investment of gain distributions	8,866	69,151	4,259	33,600	271	2,114	157	1,242
Total	146,626	1,146,034	423,031	3,342,154	6,547	51,106	8,203	64,779
Cost of shares repurchased	(281,311)	(2,197,428)	(732,883)	(5,795,280)	(1,102)	(8,588)	(52,134)	(411,299)
Exchanged into associated Funds	(15,315)	(119,580)	(41,623)	(327,589)	—	—	(626)	(4,925)
Total	(296,626)	(2,317,008)	(774,506)	(6,122,869)	(1,102)	(8,588)	(52,760)	(416,224)
Increase (decrease)	(150,000)	$(1,170,974)	(351,475)	$(2,780,715)	5,445	$42,518	(44,557)	$(351,445)

	Class D
	Six Months Ended 3/31/06		Year Ended 9/30/05
Oregon Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	20,495	$160,203	10,909	$86,147
Investment of dividends	1,967	15,364	4,482	35,411
Exchanged from associated Funds	—	—	10,394	81,592
Investment of gain distributions	287	2,235	126	999
Total	22,749	177,802	25,911	204,149
Cost of shares repurchased	(30,325)	(237,423)	(25,661)	(202,540)
Exchanged into associated Funds	(28,097)	(220,000)	(8,793)	(69,694)
Total	(58,422)	(457,423)	(34,454)	(272,234)
Decrease	(35,673)	$(279,621)	(8,543)	$(68,085)

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/06		Year Ended 9/30/05		Six Months Ended 3/31/06		Year Ended 9/30/05
South Carolina Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	308,116	$2,506,523	482,206	$3,971,024	22,488	$183,010	100,520	$824,374
Investment of dividends	116,554	949,136	238,161	1,957,038	5,680	46,239	11,408	93,724
Exchanged from associated Funds	57,085	466,371	8,760	71,901	—	—	—	—
Investment of gain distributions	—	—	14,593	119,074	—	—	1,014	8,276
Total	481,755	3,922,030	743,720	6,119,037	28,168	229,249	112,942	926,374
Cost of shares repurchased	(605,811)	(4,931,276)	(819,635)	(6,738,671)	(124,585)	(1,010,895)	(145,752)	(1,198,560)
Exchanged into associated Funds	—	—	(117,464)	(957,133)	—	—	—	—
Total	(605,811)	(4,931,276)	(937,099)	(7,695,804)	(124,585)	(1,010,895)	(145,752)	(1,198,560)
Decrease	(124,056)	$(1,009,246)	(193,379)	$(1,576,767)	(96,417)	$(781,646)	(32,810)	$(272,186)

					Class D
					Six Months Ended 3/31/06		Year Ended 9/30/05
South Carolina Series					Shares	Amount	Shares	Amount
Net proceeds from sales of shares					19,031	$154,998	29,099	$239,231
Investment of dividends					3,216	26,183	6,742	55,396
Investment of gain distributions					—	—	555	4,529
Total					22,247	181,181	36,396	299,156
Cost of shares repurchased					(30,732)	(250,143)	(100,449)	(827,927)
Decrease					(8,485)	$(68,962)	(64,053)	$(528,771)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a series of Seligman Municipal Fund Series, Inc.).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Notes to Financial Statements (unaudited)

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Series

CLASS A
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.88	$7.97	$7.98	$8.05	$7.98	$7.65
Income from Investment Operations:
Net investment income	0.17	0.34	0.34	0.33	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.06)	(0.09)	(0.01)	(0.07)	0.06	0.33
Total from Investment Operations	0.11	0.25	0.33	0.26	0.43	0.70
Less Distributions:
Dividends from net investment income	(0.17)	(0.34)	(0.34)	(0.33)	(0.36)	(0.37)
Total Distributions	(0.17)	(0.34)	(0.34)	(0.33)	(0.36)	(0.37)
Net Asset Value, End of Period	$7.82	$7.88	$7.97	$7.98	$8.05	$7.98
Total Return	1.43%	3.18%	4.16%	3.29%	5.62%	9.36%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$67,1	32	$67,8	61	$73,9	70	$86,9	05	$89,2	43	$89,1	17
Ratio of expenses to average net assets	0.95	%†	0.94%	0.91%	0.95%	0.89%	0.91%
Ratio of net investment income to average net assets	4.43	%†	4.29%	4.22%	4.14%	4.64%	4.74%
Portfolio turnover rate	—	4.55%	—	7.04%	6.97%	20.58%

CLASS C
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.88	$7.97	$7.98	$8.05	$7.98	$7.65
Income from Investment Operations:
Net investment income	0.14	0.27	0.26	0.26	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	(0.09)	(0.01)	(0.07)	0.06	0.33
Total from Investment Operations	0.08	0.18	0.25	0.19	0.36	0.63
Less Distributions:
Dividends from net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Total Distributions	(0.14)	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Net Asset Value, End of Period	$7.82	$7.88	$7.97	$7.98	$8.05	$7.98
Total Return	0.97%	2.25%	3.23%	2.36%	4.67%	8.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,5	33	$2,9	98	$3,5	03	$5,4	46	$5,9	03	$3,0	29
Ratio of expenses to average net assets	1.85	%†	1.84%	1.81%	1.85%	1.79%	1.81%
Ratio of net investment income to average net assets	3.53	%†	3.39%	3.32%	3.24%	3.74%	3.84%
Portfolio turnover rate	—	4.55%	—	7.04%	6.97%	20.58%

See footnotes on page 64.

Financial Highlights (unaudited)

National Series (continued)

CLASS D
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.88	$7.97	$7.98	$8.05	$7.98	$7.65
Income from Investment Operations:
Net investment income	0.14	0.27	0.26	0.26	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	(0.09)	(0.01)	(0.07)	0.06	0.33
Total from Investment Operations	0.08	0.18	0.25	0.19	0.36	0.63
Less Distributions:
Dividends from net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Total Distributions	(0.14)	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Net Asset Value, End of Period	$7.82	$7.88	$7.97	$7.98	$8.05	$7.98
Total Return	0.97%	2.25%	3.23%	2.36%	4.67%	8.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,5	19	$1,6	00	$1,7	99	$2,9	42	$4,0	59	$3,5	47
Ratio of expenses to average net assets	1.85	%†	1.84%	1.81%	1.85%	1.79%	1.81%
Ratio of net investment income to average net assets	3.53	%†	3.39%	3.32%	3.24%	3.74%	3.84%
Portfolio turnover rate	—	4.55%	—	7.04%	6.97%	20.58%

Colorado Series

CLASS A
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.65	$7.66	$7.63	$7.69	$7.47	$7.02
Income from Investment Operations:
Net investment income	0.15	0.31	0.31	0.31	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.10)	(0.01)	0.03	(0.06)	0.23	0.45
Total from Investment Operations	0.05	0.30	0.34	0.25	0.55	0.79
Less Distributions:
Dividends from net investment income	(0.15)	(0.31)	(0.31)	(0.30)	(0.32)	(0.34)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.01)	—
Total Distributions	(0.15)	(0.31)	(0.31)	(0.31)	(0.33)	(0.34)
Net Asset Value, End of Period	$7.55	$7.65	$7.66	$7.63	$7.69	$7.47
Total Return	0.67%	3.93%	4.49%	3.38%	7.60%	11.44%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$34,0	84	$35,0	58	$36,0	25	$38,5	60	$39,1	55	$37,4	29
Ratio of expenses to average net assets	0.98	%†	0.96%	0.94%	0.99%	0.96%	0.94%
Ratio of net investment income to average net assets	4.05	%†	4.05%	4.05%	4.05%	4.31%	4.63%
Portfolio turnover rate	1.04%	—	5.04%	4.10%	9.45%	11.31%

See footnotes on page 64.

Financial Highlights (unaudited)

Colorado Series (continued)

CLASS C
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.64	$7.65	$7.62	$7.68	$7.46	$7.02
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.24	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.10)	(0.01)	0.03	(0.05)	0.23	0.44
Total from Investment Operations	0.02	0.23	0.27	0.19	0.48	0.72
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.25)	(0.28)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.01)	—
Total Distributions	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.28)
Net Asset Value, End of Period	$7.54	$7.64	$7.65	$7.62	$7.68	$7.46
Total Return	0.22%	3.00%	3.56%	2.46%	6.59%	10.39%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2	04	$1	05	$1	21	$2	05	$1	69	$96
Ratio of expenses to average net assets	1.88	%†	1.86%	1.84%	1.89%	1.86%	1.84%
Ratio of net investment income to average net assets	3.15	%†	3.15%	3.15%	3.15%	3.41%	3.73%
Portfolio turnover rate	1.04%	—	5.04%	4.10%	9.45%	11.31%

CLASS D
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.64	$7.65	$7.62	$7.68	$7.46	$7.02
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.24	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.10)	(0.01)	0.03	(0.05)	0.23	0.44
Total from Investment Operations	0.02	0.23	0.27	0.19	0.48	0.72
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.25)	(0.28)
Distributions from net realized capital gain	—	—	—	(0.01)	(0.01)	—
Total Distributions	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.28)
Net Asset Value, End of Period	$7.54	$7.64	$7.65	$7.62	$7.68	$7.46
Total Return	0.22%	3.00%	3.56%	2.46%	6.59%	10.39%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1	63	$1	53	$1	38	$2	76	$4	61	$6	09
Ratio of expenses to average net assets	1.88	%†	1.86%	1.84%	1.89%	1.86%	1.84%
Ratio of net investment income to average net assets	3.15	%†	3.15%	3.15%	3.15%	3.41%	3.73%
Portfolio turnover rate	1.04%	—	5.04%	4.10%	9.45%	11.31%

See footnotes on page 64.

Financial Highlights (unaudited)

Georgia Series

CLASS A
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.78	$7.84	$8.01	$8.10	$7.89	$7.64
Income from Investment Operations:
Net investment income	0.16	0.31	0.32	0.33	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	(0.16)	(0.06)	0.22	0.29
Total from Investment Operations	0.07	0.25	0.16	0.27	0.57	0.65
Less Distributions:
Dividends from net investment income	(0.16)	(0.31)	(0.32)	(0.33)	(0.35)	(0.36)
Distributions from net realized capital gain	—	—	(0.01)	(0.03)	(0.01)	(0.04)
Total Distributions	(0.16)	(0.31)	(0.33)	(0.36)	(0.36)	(0.40)
Net Asset Value, End of Period	$7.69	$7.78	$7.84	$8.01	$8.10	$7.89
Total Return	0.88%	3.19%	2.09%	3.48%	7.47%	8.68%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$28,8	53	$30,4	56	$32,9	28	$35,0	86	$38,3	06	$38,3	55
Ratio of expenses to average net assets	0.98	%†	0.98%	0.94%	0.97%	0.89%	0.95%
Ratio of net investment income to average net assets	4.10	%†	3.93%	4.11%	4.16%	4.44%	4.56%
Portfolio turnover rate	—	8.59%	20.43%	—%	13.66%	—

CLASS C
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.80	$7.86	$8.02	$8.12	$7.91	$7.66
Income from Investment Operations:
Net investment income	0.12	0.24	0.25	0.26	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	(0.15)	(0.07)	0.22	0.29
Total from Investment Operations	0.03	0.18	0.10	0.19	0.50	0.58
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	—	—	(0.01)	(0.03)	(0.01)	(0.04)
Total Distributions	(0.12)	(0.24)	(0.26)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Period	$7.71	$7.80	$7.86	$8.02	$8.12	$7.91
Total Return	0.42%	2.26%	1.30%	2.42%	6.49%	7.71%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5	63	$5	86	$6	39	$6	20	$6	00	$3	83
Ratio of expenses to average net assets	1.88	%†	1.88%	1.84%	1.87%	1.79%	1.85%
Ratio of net investment income to average net assets	3.20	%†	3.03%	3.21%	3.26%	3.54%	3.66%
Portfolio turnover rate	—	8.59%	20.43%	—	13.66%	—

See footnotes on page 64.

Financial Highlights (unaudited)

Georgia Series (continued)

CLASS D
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.80	$7.86	$8.03	$8.12	$7.91	$7.66
Income from Investment Operations:
Net investment income	0.12	0.24	0.25	0.26	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	(0.16)	(0.06)	0.22	0.29
Total from Investment Operations	0.03	0.18	0.09	0.20	0.50	0.58
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	—	—	(0.01)	(0.03)	(0.01)	(0.04)
Total Distributions	(0.12)	(0.24)	(0.26)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Period	$7.71	$7.80	$7.86	$8.03	$8.12	$7.91
Total Return	0.42%	2.26%	1.17%	2.55%	6.49%	7.71%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,0	10	$1,1	07	$1,4	79	$1,6	58	$2,0	10	$1,9	91
Ratio of expenses to average net assets	1.88	%†	1.88%	1.84%	1.87%	1.79%	1.85%
Ratio of net investment income to average net assets	3.20	%†	3.03%	3.21%	3.26%	3.54%	3.66%
Portfolio turnover rate	—	8.59%	20.43%	—	13.66%	—

Louisiana Series

CLASS A
Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.06	$8.22	$8.27	$8.41	$8.15	$7.80
Income from Investment Operations:
Net investment income	0.17	0.34	0.34	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	(0.06)	(0.13)	(0.03)	(0.12)	0.26	0.37
Total from Investment Operations	0.11	0.21	0.31	0.24	0.63	0.75
Less Distributions:
Dividends from net investment income	(0.17)	(0.34)	(0.34)	(0.35)	(0.37)	(0.38)
Distributions from net realized capital gain	(0.03)	(0.03)	(0.02)	(0.03)	—	(0.02)
Total Distributions	(0.20)	(0.37)	(0.36)	(0.38)	(0.37)	(0.40)
Net Asset Value, End of Period	$7.97	$8.06	$8.22	$8.27	$8.41	$8.15
Total Return	1.33%	2.53%	3.77%	3.03%	7.94%	9.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$31,3	76	$38,0	36	$41,9	60	$46,1	81	$49,3	56	$49,2	67
Ratio of expenses to average net assets	0.98	%†	0.95%	0.91%	0.94%	0.87%	0.89%
Ratio of net investment income to average net assets	4.24	%†	4.16%	4.14%	4.33%	4.56%	4.71%
Portfolio turnover rate	—	2.54%	2.51%	—	11.19%	4.99%

See footnotes on page 64.

Financial Highlights (unaudited)

Louisiana Series (continued)

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.06	$8.22	$8.27	$8.41	$8.15	$7.80
Income from Investment Operations:
Net investment income	0.13	0.27	0.27	0.28	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	(0.14)	(0.04)	(0.11)	0.25	0.37
Total from Investment Operations	0.07	0.13	0.23	0.17	0.55	0.67
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.03)	(0.03)	(0.02)	(0.03)	—	(0.02)
Total Distributions	(0.16)	(0.29)	(0.28)	(0.31)	(0.29)	(0.32)
Net Asset Value, End of Period	$7.97	$8.06	$8.22	$8.27	$8.41	$8.15
Total Return	0.87%	1.62%	2.84%	2.11%	6.98%	8.78%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$794	$759	$698	$687	$769	$873
Ratio of expenses to average net assets	1.88%†	1.85%	1.81%	1.84%	1.77%	1.79%
Ratio of net investment income to average net assets	3.34%†	3.27%	3.24%	3.43%	3.66%	3.81%
Portfolio turnover rate	—	2.54%	2.51%	—	11.19%	4.99%

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.06	$8.22	$8.27	$8.41	$8.15	$7.80
Income from Investment Operations:
Net investment income	0.13	0.27	0.27	0.28	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	(0.14)	(0.04)	(0.11)	0.25	0.37
Total from Investment Operations	0.07	0.13	0.23	0.17	0.55	0.67
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.03)	(0.03)	(0.02)	(0.03)	—	(0.02)
Total Distributions	(0.16)	(0.29)	(0.28)	(0.31)	(0.29)	(0.32)
Net Asset Value, End of Period	$7.97	$8.06	$8.22	$8.27	$8.41	$8.15
Total Return	0.87%	1.61%	2.84%	2.11%	6.98%	8.78%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$582	$580	$464	$843	$1,123	$970
Ratio of expenses to average net assets	1.88%†	1.85%	1.81%	1.84%	1.77%	1.79%
Ratio of net investment income to average net assets	3.34%	3.27%	3.24%	3.43%	3.66%	3.81%
Portfolio turnover rate	—	2.54%	2.51%	—	11.19%	4.99%

See footnotes on page 64.

Financial Highlights (unaudited)

Maryland Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.97	$8.03	$8.05	$8.27	$8.08	$7.79
Income from Investment Operations:
Net investment income	0.16	0.31	0.31	0.32	0.36	0.39
Net realized and unrealized gain (loss) on investments	(0.09)	(0.02)	—	(0.14)	0.22	0.29
Total from Investment Operations	0.07	0.29	0.31	0.18	0.58	0.68
Less Distributions:
Dividends from net investment income	(0.16)	(0.31)	(0.31)	(0.31)	(0.36)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.02)	(0.09)	(0.03)	—
Total Distributions	(0.18)	(0.35)	(0.33)	(0.40)	(0.39)	(0.39)
Net Asset Value, End of Period	$7.86	$7.97	$8.03	$8.05	$8.27	$8.08
Total Return	0.92%	3.72%	3.94%	2.29%	7.33%	8.83%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$35,874	$39,148	$41,082	$45,239	$47,787	$46,234
Ratio of expenses to average net assets	0.98%†	0.96%	0.93%	0.96%	0.90%	0.91%
Ratio of net investment income to average net assets	4.03%†	3.87%	3.89%	3.92%	4.47%	4.82%
Portfolio turnover rate	—	9.77%	5.66%	10.98%	19.30%	—

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.98	$8.05	$8.06	$8.29	$8.09	$7.80
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.24	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.08)	(0.03)	0.01	(0.14)	0.23	0.29
Total from Investment Operations	0.04	0.21	0.25	0.10	0.52	0.61
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.29)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.02)	(0.09)	(0.03)	—
Total Distributions	(0.14)	(0.28)	(0.26)	(0.33)	(0.32)	(0.32)
Net Asset Value, End of Period	$7.88	$7.98	$8.05	$8.06	$8.29	$8.09
Total Return	0.59%	2.66%	3.13%	1.25%	6.49%	7.86%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$487	$421	$419	$444	$480	$417
Ratio of expenses to average net assets	1.88%†	1.86%	1.83%	1.86%	1.80%	1.81%
Ratio of net investment income to average net assets	3.13%†	2.97%	2.99%	3.02%	3.57%	3.92%
Portfolio turnover rate	—	9.77%	5.66%	10.98%	19.30%	—

See footnotes on page 64.

Financial Highlights (unaudited)

Maryland Series (continued)

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.98	$8.05	$8.06	$8.29	$8.09	$7.80
Income from Investment Operations:
Net investment income	0.12	0.24	0.23	0.24	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	0.02	(0.14)	0.23	0.29
Total from Investment Operations	0.03	0.21	0.25	0.10	0.52	0.61
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.29)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.02)	(0.09)	(0.03)	—
Total Distributions	(0.14)	(0.28)	(0.26)	(0.33)	(0.32)	(0.32)
Net Asset Value, End of Period	$7.87	$7.98	$8.05	$8.06	$8.29	$8.09
Total Return	0.47%	2.66%	3.13%	1.25%	6.49%	7.86%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,669	$1,932	$2,016	$2,291	$2,352	$2,216
Ratio of expenses to average net assets	1.88%†	1.86%	1.83%	1.86%	1.80%	1.81%
Ratio of net investment income to average net assets	3.13%†	2.97%	2.99%	3.02%	3.57%	3.92%
Portfolio turnover rate	—	9.77%	5.66%	10.98%	19.30%	—

Massachusetts Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.15	$8.27	$8.34	$8.38	$8.01	$7.48
Income from Investment Operations:
Net investment income	0.17	0.34	0.33	0.33	0.35	0.35
Net realized and unrealized gain (loss) on investments	(0.13)	(0.11)	(0.07)	(0.05)	0.37	0.53
Total from Investment Operations	0.04	0.23	0.26	0.28	0.72	0.88
Less Distributions:
Dividends from net investment income	(0.17)	(0.33)	(0.33)	(0.32)	(0.35)	(0.35)
Distributions from net realized capital gain	(0.03)	(0.02)	‡	—	—	—
Total Distributions	(0.20)	(0.35)	(0.33)	(0.32)	(0.35)	(0.35)
Net Asset Value, End of Period	$7.99	$8.15	$8.27	$8.34	$8.38	$8.01
Total Return	0.46%	2.90%	3.18%	3.48%	9.28%	12.01%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$65,464	$69,598	$76,118	$83,379	$87,225	$85,336
Ratio of expenses to average net assets	0.93%†	0.91%	0.89%	0.92%	0.86%	0.89%
Ratio of net investment income to average net assets	4.22%†	4.09%	3.98%	3.96%	4.42%	4.52%
Portfolio turnover rate	—	4.55%	1.97%	2.42%	5.74%	5.09%

See footnotes on page 64.

Financial Highlights (unaudited)

Massachusetts Series (continued)

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.15	$8.27	$8.34	$8.37	$8.01	$7.48
Income from Investment Operations:
Net investment income	0.13	0.26	0.26	0.25	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.12)	(0.10)	(0.08)	(0.03)	0.36	0.53
Total from Investment Operations	0.01	0.16	0.18	0.22	0.64	0.81
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.25)	(0.25)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.03)	(0.02)	‡	—	—	—
Total Distributions	(0.16)	(0.28)	(0.25)	(0.25)	(0.28)	(0.28)
Net Asset Value, End of Period	$8.00	$8.15	$8.27	$8.34	$8.37	$8.01
Total Return	0.13%	1.98%	2.25%	2.68%	8.17%	11.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,528	$2,527	$3,052	$3,284	$1,513	$1,009
Ratio of expenses to average net assets	1.83%†	1.81%	1.79%	1.82%	1.76%	1.79%
Ratio of net investment income to average net assets	3.32%†	3.19%	3.08%	3.06%	3.52%	3.62%
Portfolio turnover rate	—	4.55%	1.97%	2.42%	5.74%	5.09%

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.15	$8.27	$8.34	$8.37	$8.01	$7.48
Income from Investment Operations:
Net investment income	0.13	0.26	0.26	0.25	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.12)	(0.10)	(0.08)	(0.03)	0.36	0.53
Total from Investment Operations	0.01	0.16	0.18	0.22	0.64	0.81
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.25)	(0.25)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.03)	(0.02)	‡	—	—	—
Total Distributions	(0.16)	(0.28)	(0.25)	(0.25)	(0.28)	(0.28)
Net Asset Value, End of Period	$8.00	$8.15	$8.27	$8.34	$8.37	$8.01
Total Return	0.13%	1.98%	2.25%	2.68%	8.17%	11.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$569	$607	$785	$1,293	$1,725	$1,721
Ratio of expenses to average net assets	1.83%†	1.81%	1.79%	1.82%	1.76%	1.79%
Ratio of net investment income to average net assets	3.32%†	3.19%	3.08%	3.06%	3.52%	3.62%
Portfolio turnover rate	—	4.55%	1.97%	2.42%	5.74%	5.09%

See footnotes on page 64.

Financial Highlights (unaudited)

Michigan Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.44	$8.57	$8.64	$8.64	$8.47	$8.11
Income from Investment Operations:
Net investment income	0.17	0.35	0.35	0.32	0.38	0.40
Net realized and unrealized gain (loss) on investments	(0.10)	(0.14)	(0.06)	0.04	0.21	0.39
Total from Investment Operations	0.07	0.21	0.29	0.36	0.59	0.79
Less Distributions:
Dividends from net investment income	(0.17)	(0.34)	(0.34)	(0.32)	(0.38)	(0.40)
Distributions from net realized capital gain	(0.03)	**	(0.02)	(0.04)	(0.04)	(0.03)
Total Distributions	(0.20)	(0.34)	(0.36)	(0.36)	(0.42)	(0.43)
Net Asset Value, End of Period	$8.31	$8.44	$8.57	$8.64	$8.64	$8.47
Total Return	0.85%	2.56%	3.51%	4.24%	7.23%	9.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$94,515	$100,016	$108,791	$116,487	$123,283	$122,978
Ratio of expenses to average net assets	0.91%†	0.90%	0.87%	0.91%	0.86%	0.70%
Ratio of net investment income to average net assets	4.17%†	4.11%	4.08%	3.79%	4.51%	4.85%
Portfolio turnover rate	—	8.64%	—	6.10%	1.66%	11.63%
Without expense reimbursement:*
Ratio of expenses to average net assets						0.85%
Ratio of net investment income to average net assets						4.70%

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.43	$8.56	$8.63	$8.63	$8.46	$8.10
Income from Investment Operations:
Net investment income	0.14	0.27	0.27	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.11)	(0.13)	(0.05)	0.03	0.21	0.39
Total from Investment Operations	0.03	0.14	0.22	0.28	0.51	0.72
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.27)	(0.24)	(0.30)	(0.33)
Distributions from net realized capital gain	(0.03)	**	(0.02)	(0.04)	(0.04)	(0.03)
Total Distributions	(0.16)	(0.27)	(0.29)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Period	$8.30	$8.43	$8.56	$8.63	$8.63	$8.46
Total Return	0.39%	1.64%	2.59%	3.32%	6.28%	8.99%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$897	$918	$851	$728	$1,169	$899
Ratio of expenses to average net assets	1.81%†	1.80%	1.77%	1.81%	1.76%	1.60%
Ratio of net investment income to average net assets	3.27%†	3.21%	3.18%	2.89%	3.61%	3.95%
Portfolio turnover rate	—	8.64%	—	6.10%	1.66%	11.63%
Without expense reimbursement:*
Ratio of expenses to average net assets						1.75%
Ratio of net investment income to average net assets						3.80%

See footnotes on page 64.

Financial Highlights (unaudited)

Michigan Series (continued)

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.43	$8.56	$8.63	$8.63	$8.46	$8.10
Income from Investment Operations:
Net investment income	0.14	0.27	0.27	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.11)	(0.13)	(0.05)	0.03	0.21	0.39
Total from Investment Operations	0.03	0.14	0.22	0.28	0.51	0.72
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.27)	(0.24)	(0.30)	(0.33)
Distributions from net realized capital gain	(0.03)	**	(0.02)	(0.04)	(0.04)	(0.03)
Total Distributions	(0.16)	(0.27)	(0.29)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Period	$8.30	$8.43	$8.56	$8.63	$8.63	$8.46
Total Return	0.39%	1.64%	2.59%	3.32%	6.28%	8.99%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,084	$2,101	$2,583	$2,093	$1,977	$2,015
Ratio of expenses to average net assets	1.81%†	1.80%	1.77%	1.81%	1.76%	1.60%
Ratio of net investment income to average net assets	3.27%†	3.21%	3.18%	2.89%	3.61%	3.95%
Portfolio turnover rate	—	8.64%	—	6.10%	1.66%	11.63%
Without expense reimbursement:*
Ratio of expenses to average net assets						1.75%
Ratio of net investment income to average net assets						3.80%

Minnesota Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.75	$7.83	$7.87	$7.92	$7.72	$7.34
Income from Investment Operations:
Net investment income	0.15	0.31	0.31	0.29	0.35	0.34
Net realized and unrealized gain (loss) on investments	(0.11)	(0.09)	(0.05)	(0.06)	0.19	0.38
Total from Investment Operations	0.04	0.22	0.26	0.23	0.54	0.72
Less Distributions:
Dividends from net investment income	(0.15)	(0.30)	(0.30)	(0.28)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.01)	—	—	—	—	—
Total Distributions	(0.16)	(0.30)	(0.30)	(0.28)	(0.34)	(0.34)
Net Asset Value, End of Period	$7.63	$7.75	$7.83	$7.87	$7.92	$7.72
Total Return	0.49%	2.90%	3.41%	3.02%	7.20%	10.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$80,816	$84,659	$91,022	$96,175	$99,368	$98,452
Ratio of expenses to average net assets	0.93%†	0.92%	0.88%	0.93%	0.85%	0.89%
Ratio of net investment income to average net assets	4.02%†	3.96%	3.95%	3.69%	4.49%	4.52%
Portfolio turnover rate	1.35%	8.09%	1.85%	9.37%	8.09%	1.02%

See footnotes on page 64.

Financial Highlights (unaudited)

Minnesota Series (continued)

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.75	$7.83	$7.87	$7.93	$7.72	$7.34
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.22	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.11)	(0.09)	(0.05)	(0.07)	0.20	0.38
Total from Investment Operations	0.01	0.15	0.19	0.15	0.48	0.66
Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	—	—	—	—	—
Total Distributions	(0.12)	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Net Asset Value, End of Period	$7.64	$7.75	$7.83	$7.87	$7.93	$7.72
Total Return	0.12%	1.95%	2.49%	1.97%	6.38%	9.04%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$251	$287	$390	$555	$432	$275
Ratio of expenses to average net assets	1.83%†	1.82%	1.78%	1.83%	1.75%	1.79%
Ratio of net investment income to average net assets	3.12%†	3.06%	3.05%	2.79%	3.59%	3.62%
Portfolio turnover rate	1.35%	8.09%	1.85%	9.37%	8.09%	1.02%

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.75	$7.83	$7.87	$7.93	$7.72	$7.34
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.22	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.11)	(0.09)	(0.05)	(0.07)	0.20	0.38
Total from Investment Operations	0.01	0.15	0.19	0.15	0.48	0.66
Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	—	—	—	—	—
Total Distributions	(0.12)	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Net Asset Value, End of Period	$7.64	$7.75	$7.83	$7.87	$7.93	$7.72
Total Return	0.12%	1.95%	2.49%	1.97%	6.38%	9.04%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$646	$762	$1,315	$1,370	$1,779	$1,575
Ratio of expenses to average net assets	1.83%†	1.82%	1.78%	1.83%	1.75%	1.79%
Ratio of net investment income to average net assets	3.12%†	3.06%	3.05%	2.79%	3.59%	3.62%
Portfolio turnover rate	1.35%	8.09%	1.85%	9.37%	8.09%	1.02%

See footnotes on page 64.

Financial Highlights (unaudited)

Missouri Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.84	$7.89	$7.94	$8.02	$7.81	$7.37
Income from Investment Operations:
Net investment income	0.16	0.31	0.30	0.30	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.12)	(0.04)	(0.04)	(0.06)	0.26	0.47
Total from Investment Operations	0.04	0.27	0.26	0.24	0.60	0.81
Less Distributions:
Dividends from net investment income	(0.15)	(0.31)	(0.30)	(0.30)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)
Total Distributions	(0.17)	(0.32)	(0.31)	(0.32)	(0.39)	(0.37)
Net Asset Value, End of Period	$7.71	$7.84	$7.89	$7.94	$8.02	$7.81
Total Return	0.57%	3.39%	3.38%	2.98%	7.89%	11.26%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$29,728	$31,347	$33,899	$36,409	$38,519	$37,879
Ratio of expenses to average net assets	0.98%†	0.97%	0.94%	0.97%	0.90%	0.94%
Ratio of net investment income to average net assets	4.03%†	3.95%	3.83%	3.79%	4.37%	4.44%
Portfolio turnover rate	3.53%	—	3.99%	2.95%	4.04%	5.70%

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.84	$7.89	$7.95	$8.02	$7.81	$7.37
Income from Investment Operations:
Net investment income	0.12	0.24	0.23	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.05)	(0.05)	0.26	0.47
Total from Investment Operations	0.01	0.20	0.18	0.18	0.53	0.74
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.23)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)
Total Distributions	(0.14)	(0.25)	(0.24)	(0.25)	(0.32)	(0.30)
Net Asset Value, End of Period	$7.71	$7.84	$7.89	$7.95	$8.02	$7.81
Total Return	0.11%	2.46%	2.33%	2.18%	6.92%	10.27%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$49	$141	$139	$88	$82	$75
Ratio of expenses to average net assets	1.88%†	1.87%	1.84%	1.87%	1.80%	1.84%
Ratio of net investment income to average net assets	3.13%†	3.05%	2.93%	2.90%	3.47%	3.54%
Portfolio turnover rate	3.53%	—	3.99%	2.95%	4.04%	5.70%

See footnotes on page 64.

Financial Highlights (unaudited)

Missouri Series (continued)

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.84	$7.89	$7.95	$8.02	$7.81	$7.37
Income from Investment Operations:
Net investment income	0.12	0.24	0.23	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.05)	(0.05)	0.26	0.47
Total from Investment Operations	0.01	0.20	0.18	0.18	0.53	0.74
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.23)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.02)	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)
Total Distributions	(0.14)	(0.25)	(0.24)	(0.25)	(0.32)	(0.30)
Net Asset Value, End of Period	$7.71	$7.84	$7.89	$7.95	$8.02	$7.81
Total Return	0.11%	2.46%	2.33%	2.18%	6.92%	10.27%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$356	$362	$345	$511	$600	$575
Ratio of expenses to average net assets	1.88%†	1.87%	1.84%	1.86%	1.80%	1.84%
Ratio of net investment income to average net assets	3.13%†	3.05%	2.93%	2.90%	3.47%	3.54%
Portfolio turnover rate	3.53%	—	3.99%	2.95%	4.04%	5.70%

New York Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.26	$8.27	$8.34	$8.43	$8.16	$7.77
Income from Investment Operations:
Net investment income	0.17	0.33	0.35	0.34	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.06)	(0.07)	0.27	0.45
Total from Investment Operations	0.08	0.32	0.29	0.27	0.63	0.83
Less Distributions:
Dividends from net investment income	(0.17)	(0.33)	(0.34)	(0.34)	(0.36)	(0.38)
Distributions from net realized capital gain	(0.02)	Ø	(0.02)	(0.02)	—	(0.06)
Total Distributions	(0.19)	(0.33)	(0.36)	(0.36)	(0.36)	(0.44)
Net Asset Value, End of Period	$8.15	$8.26	$8.27	$8.34	$8.43	$8.16
Total Return	0.93%	3.96%	3.60%	3.24%	7.94%	10.90%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$65,993	$69,563	$71,698	$80,452	$83,723	$82,482
Ratio of expenses to average net assets	0.91%†	0.90%	0.88%	0.91%	0.87%	0.70%
Ratio of net investment income to average net assets	4.18%†	4.03%	4.18%	4.11%	4.43%	4.70%
Portfolio turnover rate	—	10.47%	—	6.35%	19.43%	8.15%
Without expense reimbursement:*
Ratio of expenses to average net assets						0.83%
Ratio of net investment income to average net assets						4.57%

See footnotes on page 64.

Financial Highlights (unaudited)

New York Series (continued)

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.27	$8.29	$8.35	$8.44	$8.17	$7.78
Income from Investment Operations:
Net investment income	0.13	0.26	0.27	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.09)	(0.02)	(0.04)	(0.07)	0.27	0.45
Total from Investment Operations	0.04	0.24	0.23	0.20	0.56	0.75
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.02)	Ø	(0.02)	(0.02)	—	(0.06)
Total Distributions	(0.15)	(0.26)	(0.29)	(0.29)	(0.29)	(0.36)
Net Asset Value, End of Period	$8.16	$8.27	$8.29	$8.35	$8.44	$8.17
Total Return	0.47%	2.91%	2.79%	2.32%	6.98%	9.88%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,834	$4,994	$5,732	$7,295	$7,005	$3,624
Ratio of expenses to average net assets	1.81%†	1.80%	1.78%	1.81%	1.77%	1.60%
Ratio of net investment income to average net assets	3.28%†	3.13%	3.28%	3.21%	3.53%	3.80%
Portfolio turnover rate	—	10.47%	—	6.35%	19.43%	8.15%
Without expense reimbursement:*
Ratio of expenses to average net assets						1.73%
Ratio of net investment income to average net assets						3.67%

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.27	$8.29	$8.35	$8.44	$8.17	$7.78
Income from Investment Operations:
Net investment income	0.13	0.26	0.27	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.09)	(0.02)	(0.04)	(0.07)	0.27	0.45
Total from Investment Operations	0.04	0.24	0.23	0.20	0.56	0.75
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.02)	Ø	(0.02)	(0.02)	—	(0.06)
Total Distributions	(0.15)	(0.26)	(0.29)	(0.29)	(0.29)	(0.36)
Net Asset Value, End of Period	$8.16	$8.27	$8.29	$8.35	$8.44	$8.17
Total Return	0.47%	2.91%	2.79%	2.32%	6.98%	9.88%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,380	$2,442	$2,437	$2,653	$3,521	$3,297
Ratio of expenses to average net assets	1.81%†	1.80%	1.78%	1.81%	1.77%	1.60%
Ratio of net investment income to average net assets	3.28%†	3.13%	3.28%	3.21%	3.53%	3.80%
Portfolio turnover rate	—	10.47%	—	6.35%	19.43%	8.15%
Without expense reimbursement:*
Ratio of expenses to average net assets						1.73%
Ratio of net investment income to average net assets						3.67%

See footnotes on page 64.

Financial Highlights (unaudited)

Ohio Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.01	$8.10	$8.14	$8.26	$8.03	$7.64
Income from Investment Operations:
Net investment income	0.15	0.32	0.31	0.32	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.11)	(0.07)	(0.02)	(0.11)	0.23	0.39
Total from Investment Operations	0.04	0.25	0.29	0.21	0.59	0.77
Less Distributions:
Dividends from net investment income	(0.15)	(0.31)	(0.31)	(0.32)	(0.36)	(0.38)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.02)	(0.01)	Ø	Ø
Total Distributions	(0.17)	(0.34)	(0.33)	(0.33)	(0.36)	(0.38)
Net Asset Value, End of Period	$7.88	$8.01	$8.10	$8.14	$8.26	$8.03
Total Return	0.52%	3.09%	3.69%	2.63%	7.59%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$102,979	$107,587	$114,544	$122,692	$129,662	$128,433
Ratio of expenses to average net assets	0.90%†	0.89%	0.87%	0.91%	0.85%	0.70%
Ratio of net investment income to average net assets	3.90%†	3.92%	3.88%	3.97%	4.51%	4.81%
Portfolio turnover rate	7.11%	4.57%	—	6.79%	0.79%	7.57%
Without expense reimbursement:*
Ratio of expenses to average net assets						0.84%
Ratio of net investment income to average net assets						4.67%

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.06	$8.15	$8.18	$8.31	$8.08	$7.69
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.25	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.12)	(0.06)	(0.01)	(0.12)	0.23	0.39
Total from Investment Operations	—	0.18	0.23	0.13	0.52	0.70
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.02)	(0.01)	Ø	Ø
Total Distributions	(0.14)	(0.27)	(0.26)	(0.26)	(0.29)	(0.31)
Net Asset Value, End of Period	$7.92	$8.06	$8.15	$8.18	$8.31	$8.08
Total Return	(0.07)%	2.15%	2.87%	1.58%	6.61%	9.26%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$921	$922	$1,005	$1,339	$1,331	$812
Ratio of expenses to average net assets	1.80%†	1.79%	1.77%	1.81%	1.75%	1.60%
Ratio of net investment income to average net assets	3.00%†	3.02%	2.98%	3.07%	3.61%	3.91%
Portfolio turnover rate	7.11%	4.57%	—	6.79%	0.79%	7.57%
Without expense reimbursement:*
Ratio of expenses to average net assets						1.74%
Ratio of net investment income to average net assets						3.77%

See footnotes on page 64.

Financial Highlights (unaudited)

Ohio Series (continued)

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.06	$8.15	$8.18	$8.31	$8.08	$7.69
Income from Investment Operations:
Net investment income	0.12	0.24	0.24	0.25	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.12)	(0.06)	(0.01)	(0.12)	0.23	0.39
Total from Investment Operations	—	0.18	0.23	0.13	0.52	0.70
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.02)	(0.01)	Ø	Ø
Total Distributions	(0.14)	(0.27)	(0.26)	(0.26)	(0.29)	(0.31)
Net Asset Value, End of Period	$7.92	$8.06	$8.15	$8.18	$8.31	$8.08
Total Return	(0.07)%	2.15%	2.87%	1.58%	6.61%	9.26%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$746	$773	$1,012	$1,440	$1,683	$1,583
Ratio of expenses to average net assets	1.80%†	1.79%	1.77%	1.81%	1.75%	1.60%
Ratio of net investment income to average net assets	3.00%†	3.02%	2.98%	3.07%	3.61%	3.91%
Portfolio turnover rate	7.11%	4.57%	—	6.79%	0.79%	7.57%
Without expense reimbursement:*
Ratio of expenses to average net assets						1.74%
Ratio of net investment income to average net assets						3.77%

Oregon Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.87	$7.91	$7.94	$8.03	$7.85	$7.47
Income from Investment Operations:
Net investment income	0.16	0.31	0.32	0.31	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.08)	(0.03)	(0.03)	(0.07)	0.23	0.42
Total from Investment Operations	0.08	0.28	0.29	0.24	0.57	0.77
Less Distributions:
Dividends from net investment income	(0.16)	(0.31)	(0.31)	(0.30)	(0.34)	(0.35)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)
Total Distributions	(0.17)	(0.32)	(0.32)	(0.33)	(0.39)	(0.39)
Net Asset Value, End of Period	$7.78	$7.87	$7.91	$7.94	$8.03	$7.85
Total Return	1.05%	3.53%	3.73%	3.10%	7.41%	10.52%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$51,391	$53,109	$56,182	$56,365	$60,143	$54,994
Ratio of expenses to average net assets	0.93%†	0.92%	0.91%	0.95%	0.90%	0.88%
Ratio of net investment income to average net assets	4.12%†	3.97%	4.00%	3.87%	4.34%	4.57%
Portfolio turnover rate	—	4.88%	1.92%	3.56%	6.06%	14.58%

See footnotes on page 64.

Financial Highlights (unaudited)

Oregon Series (continued)

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.86	$7.90	$7.93	$8.03	$7.85	$7.47
Income from Investment Operations:
Net investment income	0.13	0.24	0.24	0.24	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.08)	(0.03)	(0.02)	(0.08)	0.23	0.42
Total from Investment Operations	0.05	0.21	0.22	0.16	0.50	0.70
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.23)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)
Total Distributions	(0.13)	(0.25)	(0.25)	(0.26)	(0.32)	(0.32)
Net Asset Value, End of Period	$7.78	$7.86	$7.90	$7.93	$8.03	$7.85
Total Return	0.72%	2.60%	2.81%	2.05%	6.45%	9.53%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,311	$1,282	$1,641	$1,767	$1,511	$1,166
Ratio of expenses to average net assets	1.83%†	1.82%	1.81%	1.85%	1.80%	1.78%
Ratio of net investment income to average net assets	3.22%†	3.07%	3.10%	2.97%	3.44%	3.67%
Portfolio turnover rate	—	4.88%	1.92%	3.56%	6.06%	14.58%

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$7.86	$7.90	$7.93	$8.03	$7.85	$7.47
Income from Investment Operations:
Net investment income	0.13	0.24	0.24	0.24	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.08)	(0.03)	(0.02)	(0.08)	0.23	0.42
Total from Investment Operations	0.05	0.21	0.22	0.16	0.50	0.70
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.24)	(0.23)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)
Total Distributions	(0.13)	(0.25)	(0.25)	(0.26)	(0.32)	(0.32)
Net Asset Value, End of Period	$7.78	$7.86	$7.90	$7.93	$8.03	$7.85
Total Return	0.72%	2.60%	2.81%	2.05%	6.45%	9.53%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,149	$1,442	$1,517	$1,848	$2,688	$2,345
Ratio of expenses to average net assets	1.84%†	1.82%	1.81%	1.85%	1.80%	1.78%
Ratio of net investment income to average net assets	3.21%†	3.07%	3.10%	2.97%	3.44%	3.67%
Portfolio turnover rate	—	4.88%	1.92%	3.56%	6.06%	14.58%

See footnotes on page 64.

Financial Highlights (unaudited)

South Carolina Series

CLASS A
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.19	$8.18	$8.23	$8.25	$8.07	$7.66
Income from Investment Operations:
Net investment income	0.16	0.32	0.31	0.31	0.36	0.37
Net realized and unrealized gain on investments	(0.10)	0.03	0.05	—	0.19	0.41
Total from Investment Operations	0.06	0.35	0.36	0.31	0.55	0.78
Less Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.30)	(0.31)	(0.36)	(0.37)
Distributions from net realized capital gain	—	(0.02)	(0.11)	(0.02)	(0.01)	—
Total Distributions	(0.16)	(0.34)	(0.41)	(0.33)	(0.37)	(0.37)
Net Asset Value, End of Period	$8.09	$8.19	$8.18	$8.23	$8.25	$8.07
Total Return	0.74%	4.23%	4.51%	3.91%	7.00%	10.28%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$73,543	$75,442	$76,913	$79,463	$81,410	$84,109
Ratio of expenses to average net assets	0.91%†	0.91%	0.91%	0.92%	0.87%	0.88%
Ratio of net investment income to average net assets	3.96%†	3.89%	3.77%	3.83%	4.54%	4.59%
Portfolio turnover rate	9.74%	—	—	34.81%	—	2.80%

CLASS C
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.19	$8.18	$8.23	$8.24	$8.06	$7.65
Income from Investment Operations:
Net investment income	0.12	0.25	0.23	0.24	0.29	0.29
Net realized and unrealized gain on investments	(0.10)	0.02	0.06	0.01	0.19	0.41
Total from Investment Operations	0.02	0.27	0.29	0.25	0.48	0.70
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.24)	(0.29)	(0.29)
Distributions from net realized capital gain	—	(0.02)	(0.11)	(0.02)	(0.01)	—
Total Distributions	(0.12)	(0.26)	(0.34)	(0.26)	(0.30)	(0.29)
Net Asset Value, End of Period	$8.09	$8.19	$8.18	$8.23	$8.24	$8.06
Total Return	0.29%	3.30%	3.58%	3.11%	6.04%	9.30%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,100	$4,939	$5,200	$5,483	$3,279	$1,589
Ratio of expenses to average net assets	1.81%†	1.81%	1.81%	1.82%	1.77%	1.78%
Ratio of net investment income to average net assets	3.06%†	2.99%	2.87%	2.93%	3.64%	3.69%
Portfolio turnover rate	9.74%	—	—	34.81%	—	2.80%

See footnotes on page 64.

Financial Highlights (unaudited)

South Carolina Series (continued)

CLASS D
		Year Ended September 30,
Per Share Data:	Six Months Ended 3/31/06	2005	2004	2003	2002ØØ	2001
Net Asset Value, Beginning of Period	$8.19	$8.18	$8.23	$8.24	$8.06	$7.65
Income from Investment Operations:
Net investment income	0.12	0.25	0.23	0.24	0.29	0.29
Net realized and unrealized gain on investments	(0.10)	0.02	0.06	0.01	0.19	0.41
Total from Investment Operations	0.02	0.27	0.29	0.25	0.48	0.70
Less Distributions:
Dividends from net investment income	(0.12)	(0.24)	(0.23)	(0.24)	(0.29)	(0.29)
Distributions from net realized capital gain	—	(0.02)	(0.11)	(0.02)	(0.01)	—
Total Distributions	(0.12)	(0.26)	(0.34)	(0.26)	(0.30)	(0.29)
Net Asset Value, End of Period	$8.09	$8.19	$8.18	$8.23	$8.24	$8.06
Total Return	0.29%	3.30%	3.58%	3.11%	6.04%	9.30%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,416	$2,515	$3,035	$3,947	$4,815	$4,378
Ratio of expenses to average net assets	1.81%†	1.81%	1.81%	1.82%	1.77%	1.78%
Ratio of net investment income to average net assets	3.06%†	2.99%	2.87%	2.93%	3.64%	3.69%
Portfolio turnover rate	9.74%	—	—	34.81%	—	2.80%

†	Annualized.

*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.

**	Capital gain of $0.001 per share was paid.

‡	Capital gain of $0.004 per share was paid.

Ø	Capital gain of $0.002 per share was paid.

ØØ	As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

Matters Relating to the Directors’ Consideration of the
Continuance of the Management Agreement

The term “Fund” refers to Seligman Municipal Fund Series, and the term “Series” refers to the National Series, the Colorado Series, the Georgia Series, the Louisiana Series, the Maryland Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the Missouri Series, the New York Series, the Ohio Series, the Oregon Series and the South Carolina Series. There is a single management agreement between the Manager and the Fund that relates to all thirteen Series.

The directors unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series at a meeting held on November 17, 2005.

In preparation for the meeting, experienced counsel who are independent of the Manager had discussed with the Manager the continuances and nature of materials to be provided to the directors, the directors had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. (“Lipper”). Prior to voting, the directors reviewed the proposed continuance of the Management Agreement with the Manager and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The independent directors also discussed the proposed continuance in a private session with counsel at which no representatives of the Manager were present.

In reaching their determination with respect to the continuance of the Management Agreement in respect of each Series, the directors considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Fund and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the following:

1.	information comparing the performance of each of the Series to other investment companies with similar investment objectives;

2.	the nature, extent and quality of investment and administrative services rendered by the Manager;

3.	payments received by the Manager from all sources in respect of each Series and all investment companies in the Seligman Group of Funds;

4.	the costs borne by, and profitability of, the Manager and its affiliates in providing services to each Series and to all investment companies in the Seligman Group of Funds;

5.	comparative fee and expense data for each Series and other investment companies with similar investment objectives;

6.	the extent to which economies of scale would be realized as Series grow and whether fee levels reflect any economies of scale for the benefit of investors;

7.	the Manager’s practices regarding allocation of portfolio transactions of the Series;

8.	information about “revenue sharing” arrangements that the Manager enters into in respect of each Series;

9.	portfolio turnover rates of each Series compared to other investment companies with similar investment objectives;

10.	fall-out benefits which the Manager and its affiliates receive from their relationships to the Fund;

11.	the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager; and

12.	the terms of the Management Agreement.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors attributed different weights to the various factors. The directors evaluated all information available to them on a Series-by-Series basis, and their determinations were made separately in respect of each Series.

The directors determined that the overall arrangements between each Series and the Manager, as provided in the Management Agreement in respect of that Series, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the directors’ reaching their determination to approve the continuance of the Management Agreement (including their determinations that the Manager should continue to be the investment adviser for each Series and that the fees payable to the Manager pursuant to the Management Agreement are appropriate) were separately discussed by the directors.

Nature, Extent and Quality of Services Provided by the Manager

The directors noted that, under the Management Agreement, the Manager, subject to the control of the directors, administers each Series’ business and other affairs. The Manager manages the investment of the assets of each Series, including making purchases and sales of portfolio securities consistent with such Series’ investment objective and policies. The Manager also provides each Series with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by each Series) and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of directors of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund, including the Fund’s chief compliance officer. The Manager also provides senior management for Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Fund and other investment companies in the Seligman Group of Funds at cost.

The directors considered the scope and quality of services provided by the Manager under the Management Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Manager is responsible for maintaining and monitoring its own and the Series’ compliance programs, and these compliance programs have recently been refined and enhanced in light of recently adopted regulatory requirements. The directors considered the quality of the investment research capabilities of the Manager and the other resources they have dedicated to performing services for the Fund. At prior meetings the directors had also considered the Manager’s practices with respect to the selection of brokers and dealers to effect portfolio transactions, including their duty to seek best execution. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature,

Matters Relating to the Directors’ Consideration of the
Continuance of the Management Agreement

extent and quality of services provided (and expected to be provided) to each of the Series under the Management Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the directors’ special counsel also addressed, among other matters: the action brought by the Manager and its president against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the funds in the Seligman Group of Funds to the Manager; the ex parte application filed by the Attorney General to seek further discovery and appoint a special referee to supervise the Attorney General’s investigation relating to market timing; and the indication by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors, Inc. relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other experienced counsel independent of the Manager, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Fund.

Costs of Services Provided and Profitability to the Manager

At the request of the directors, the Manager provided information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information for 2004 and 2005 (through September 30) and estimates for full-year 2005. The information considered by the directors included operating profit margin information for the Manager’s investment company business alone (i.e., excluding results of its other businesses) and on a consolidated basis. The directors also reviewed the Manager’s profitability data and estimated profitability data for each Series. The directors reviewed with the Manager’s chief financial officer the assumptions and methods of allocation used by the Manager in preparing the profitability data. The Manager stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager where each of the advisory products draws on, and benefits from, the research and other resources of the organization.

The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Series and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The directors also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Fund in respect of shares held in accounts for which there is no other broker of record, and that the Fund’s distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The directors recognized that the Manager’s profitability would be somewhat lower if it did not receive the benefits described above. The directors noted that the Manager derives reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information received by the directors for the meeting, the directors receive detailed performance information for each Series at each regular Board meeting during the year. The directors reviewed information showing performance of each Series compared to other funds in the appropriate Lipper average over the one-, three-, five- and ten-year periods ended September 30, 2005, and compared to a group of competitor funds selected by the Manager over annualized rolling three- and five-year periods ended September 30, 2005, for each calendar year in the 2000-to-2004 period, and for the first nine months of 2005, as applicable. The Manager explained that there was no appropriate benchmark index against which to compare each Series. The Manager explained that the comparative performance of several of the Series had been adversely affected in recent periods by the Manager’s decision to defensively position their portfolios in anticipation of rising interest rates, which did not rise as the Manager had anticipated. The Manager also stated that the average quality of certain of the Series’ holdings was higher than that of some of the funds in the relevant average and peer group, and that certain Series had a relatively high expense ratio, both factors that also adversely affected comparative performance. Lastly, the Manager noted that in some cases, competitor funds and funds in the Lipper averages benefited from waivers or reimbursements from their advisers, which had the effect of improving those funds’ results.

National Series.  The directors compared the National Series’ performance to the Lipper General Municipal Debt Funds Average and to 13 competitor funds selected by the Manager. They noted that, while the Series’ results were generally below the competitor average, the Series ranked above the median for its Lipper category for the three- and ten-year periods ended September 30, 2005. They also noted that the National Series’ results were modestly above the Lipper average for 2003 and the rolling three-year period ended September 30, 2005, and only modestly below the Lipper average for 2004, the first nine months of 2005 and the rolling five-year period. The Manager explained that the National Series’ medium-term performance had been adversely affected by defensive positioning and that several of the funds in the Lipper average benefited from waivers or reimbursements. Based upon their review, the directors concluded that the National Series’ relative investment performance over time had been satisfactory.

Colorado Series.  The directors compared the Colorado Series’ performance to the Lipper Colorado Municipal Debt Funds Average and to five competitor funds selected by the Manager. They noted that the Colorado Series ranked above the median for its Lipper category for the one-, three- and five-year periods ended September 30, 2005 and that its results were above the Lipper average and the competitor average for the rolling three-year and five-year periods ended September 30, 2005. The Manager noted that the Colorado Series’ results were lowered somewhat by the Colorado Series’ relatively high expense ratio, which resulted principally from its relatively small size (approximately $36 million). Based upon their review, the directors concluded that the Colorado Series’ relative investment performance over time had been satisfactory.

Georgia Series.  The directors compared the Georgia Series’ performance to the Lipper Georgia Municipal Debt Funds Average and to six competitor funds selected by the Manager. The comparative information showed that the Georgia Series’ performance ranked above the Lipper median over the one-year period ended September 30, 2005, although it was slightly below the median for the three- and ten-year periods and substantially below median for the

Matters Relating to the Directors’ Consideration of the
Continuance of the Management Agreement

five-year period. The directors also noted that the Georgia Series’ results were above the Lipper average and the competitor average in 2003, but were below the Lipper average and only slightly below the competitor average for the first nine months of 2005 after having been below both benchmarks in 2004. The Manager explained that the Georgia Series’ performance periods had been adversely affected by defensive positioning and that the supply of suitable municipal bonds in Georgia had been limited in 2004, but that the Series’ results showed improvement in the most recent period. Based upon their review, the directors concluded that the Georgia Series’ relative investment performance over time had been satisfactory.

Louisiana Series.  The directors compared the Louisiana Series’ performance to the Lipper Louisiana Municipal Debt Funds Average and to three competitor funds selected by the Manager (constituting all the funds in the Lipper average other than the Series). The comparative information showed that the Louisiana Series’ Lipper ranking was somewhat below the median in all periods, and that its performance was close to the Lipper average for all periods although it generally lagged the competitor average. The Manager explained that the Louisiana Series’ relative performance in recent periods had been adversely affected by defensive positioning. Based upon their review, the directors concluded that the Louisiana Series’ relative investment performance over time had been satisfactory.

Maryland Series.  The directors compared the Maryland Series’ performance to the Lipper Maryland Municipal Debt Funds Average and to eight competitor funds selected by the Manager. The comparative information showed that the Maryland Series’ Lipper ranking was above the median for the one-, three- and ten-year periods ended September 30, 2005, and that the Maryland Series’ investment results were even with or modestly above the Lipper average (although below the competitor average) over the rolling three- and five-year periods ended September 30, 2005. The directors also noted that the Maryland Series’ results for 2004 and the first nine months of 2005 were modestly above both benchmarks. Based upon their review, the directors concluded that the Maryland Series’ relative investment performance over time had been satisfactory.

Massachusetts Series.  The directors compared the Massachusetts Series’ performance to the Lipper Massachusetts Municipal Debt Funds Average and to seven competitor funds selected by the Manager. The comparative information showed that the Massachusetts Series’ results were above both the Lipper average and the competitor average for the five-year period. The directors noted that the Massachusetts Series’ Lipper ranking was above the median for the five- and ten-year periods but somewhat below for the one- and three-year periods ended September 30, 2005. The directors also noted that the Massachusetts Series’ results were below the Lipper average and the competitor average in 2004 and the first nine months of 2005 after having consistently been above both benchmarks from 2000 until 2003. The Manager explained that the Massachusetts Series’ performance in recent periods had been adversely affected by defensive positioning. Based upon their review, the directors concluded that the Massachusetts Series’ relative investment performance over time had been satisfactory.

Michigan Series.  The directors compared the Michigan Series’ performance to the Lipper Michigan Municipal Debt Funds Average and to eight competitor funds selected by the Manager. The comparative information showed that the Michigan Series’ Lipper ranking was above the median for the three-, five- and ten-year periods but somewhat below for the one-year period ended September 30, 2005. The Manager explained that the Series’ performance in recent periods had been adversely affected by defensive positioning. The directors also noted that the Michigan Series’ investment results were above and below the competitor average by varying amounts over different periods but were substantially above the Lipper average for both the three- and five-year rolling periods ended September 30, 2005. Based upon their review, the directors concluded that the Michigan Series’ relative investment performance over time had been satisfactory.

Minnesota Series.  The directors compared the Minnesota Series’ performance to the Lipper Minnesota Municipal Debt Funds Average and to seven competitor funds selected by the Manager. The comparative information showed that the Minnesota Series’ results were below the Lipper average and the competitor average in most periods. The directors noted that the Minnesota Series’ Lipper ranking was below the median for all periods. The Manager explained that the Minnesota Series’ performance in recent periods had been adversely affected by defensive positioning, adding that the Series’ portfolio was very conservative as to credit quality and had an unusually short duration of approximately three years. The Manager also explained that the Minnesota Series had a high level of pre-refunded bonds, which produce favorable current income but may have detracted from the Series’ total return. The Manager added that eight of the twelve other funds in the Lipper category benefited from waivers or reimbursements that improved their reported results. Based upon their review, the directors concluded that the Minnesota Series’ relative investment performance over time had been acceptable.

Missouri Series.  The directors compared the Missouri Series’ performance to the Lipper Missouri Municipal Debt Funds Average and to five competitor funds selected by the Manager. The comparative information showed that the Missouri Series’ investment results were close to the Lipper average and the competitor average for the rolling five-year period ended September 30, 2005. The directors also noted that the Missouri Series’ Lipper ranking was close to or above the median for the one-, five- and ten-year periods, although it was somewhat below median for the three-year period ended September 30, 2005. Based upon their review, the directors concluded that the Missouri Series’ relative investment performance over time had been satisfactory.

New York Series.  The directors compared the New York Series’ performance to the Lipper New York Municipal Debt Funds Average and to 12 competitor funds selected by the Manager. The comparative information showed that the New York Series’ investment results were slightly above the Lipper average and the competitor average for the rolling three- and five-year periods ended September 30, 2005. In the first nine months of 2005, the New York Series’ results were slightly above the Lipper average and slightly below the competitor average. The directors also noted that the New York Series’ Lipper ranking was above the median for all periods. Based upon their review, the directors concluded that the New York Series’ relative investment performance over time had been satisfactory.

Ohio Series.  The directors compared the Ohio Series’ performance to the Lipper Ohio Municipal Debt Funds Average and to six competitor funds selected by the Manager. The comparative information showed that the Ohio Series’ investment results were above the Lipper average for the rolling five-year period ended September 30, 2005 and for 2000, 2001 and 2002, although they lagged the Lipper average by small amounts in the more recent periods and the competitor average in most periods. The directors also noted that the Ohio Series’ Lipper ranking was above the median for the one-, five- and ten-year periods ended September 30, 2005, and only modestly below the median for the three-year period. Based upon their review, the directors concluded that the Ohio Series’ relative investment performance over time had been satisfactory.

Oregon Series.  The directors compared the Oregon Series’ performance to the Lipper Oregon Municipal Debt Funds Average and to four competitor funds selected by the Manager. The comparative information showed that the Oregon Series’ investment results were above the Lipper average for the

Matters Relating to the Directors’ Consideration of the
Continuance of the Management Agreement

rolling five-year and three-year periods ended September 30, 2005, in most calendar years presented and for the first nine months of 2005, although they lagged the competitor average in most periods. The directors also noted that the Oregon Series’ Lipper ranking was above the median for all periods and showed improvement in the one-year period ended September 30, 2005. Based upon their review, the directors concluded that the Oregon Series’ relative investment performance over time had been satisfactory.

South Carolina Series.  The directors compared the South Carolina Series’ performance to the Lipper South Carolina Municipal Debt Funds Average and to two competitor funds selected by the Manager (constituting all the funds in the Lipper average other than the South Carolina Series). The comparative information showed that the South Carolina Series’ investment results were above the Lipper average and the competitor average for the rolling five-year and three-year periods ended September 30, 2005, for 2003 and 2004 and for the first nine months of 2005. The directors also noted that the South Carolina Series’ Lipper ranking was consistently well above the median over all periods. Based upon their review, the directors concluded that the South Carolina Series’ relative investment performance over time had been satisfactory.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Series to the Manager, which is 0.50%. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The directors noted that each Series’ management fee rate was less than both the average and the median for its peer group, except that, in the case of the National, New York and Oregon Series, the management fee rate was equal to that Series’ peer group median. The peer group for each Series consisted of all funds with front-end sales charges in its Lipper category, except in the case of the National Series for which the peer group was limited to funds in its Lipper category having between $25 million and $1 billion of average net assets attributable to Class A shares in their most recent fiscal year.

The directors also considered the total expense ratio of each Series for the most recent fiscal year, as compared to the expense ratios for other funds in its peer group. The directors recognized that the expense ratio information for the Fund potentially reflected on the Manager’s provision of services, as the Manager is responsible for coordinating services provided to the Fund by others.

In considering the expense ratios of the Fund, the directors noted that the Fund has elected to have shareholder services provided at cost by SDC and that the Manager provides senior management of SDC as part of the services covered by its management fees. SDC provides services exclusively to the investment companies in the Seligman Group of Funds, and the directors noted that the arrangement with SDC has provided the Series and their shareholders with a consistently high level of service. The Manager also noted that the expense ratios of some peer group funds were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

The directors noted that the expense ratios of four Series (Massachusetts, Michigan, Minnesota, and Missouri) were less than or equal to their peer group medians and averages (other than Missouri, whose ratio is somewhat higher than its peer group average), and those of another six Series (National, Georgia, Maryland, New York, Ohio and South Carolina) were only slightly or moderately higher than their peer group median and averages. Further, the Louisiana Series’ expense ratio was somewhat higher than its peer group median and average. The Manager explained that the expense ratio of the Louisiana Series was principally a function of its small size (approximately $39 million). In the case of the Louisiana and South Carolina Series, the directors noted that the expense ratios were the highest in their peer group, although not by a substantial amount, and they also noted that the peer groups were very small, consisting of only three other funds in the case of Louisiana and two others in the case of South Carolina. The directors concluded that the expense ratios of these 11 Municipal Series were satisfactory.

The comparative information showed that the Colorado Series’ expense ratio was significantly higher than the peer group median and average and the second highest in its peer group. The Manager explained that the Colorado Series’ small size (approximately $36 million) contributed to its relatively high expense ratio. The directors noted that a peer group fund of substantially larger size had the same expense ratio as the Colorado Series. The directors also noted that the peer group was relatively small, consisting of only six funds in addition to the Colorado Series, and that two peer group funds benefited from reimbursements by their advisers. Without those reimbursements, the Colorado Series’ expense ratio would have equaled the median for the peer group. On the basis of this review, the directors concluded that the Colorado Series’ expense ratio was acceptable.

The comparative information showed that the Oregon Series’ expense ratio was significantly higher than the peer group median and average and the highest in its peer group. The directors noted that the peer group was relatively small, consisting of only five funds in addition to the Oregon Series, and that three peer group funds benefited from reimbursements by their advisers. Without those reimbursements, the Oregon Series’ expense ratio would have been close to the median for the peer group. On the basis of this review, the directors concluded that the Oregon Series’ expense ratio was acceptable.

Economies of Scale

The directors noted that the management fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by the funds and those realized by the Manager as assets increase, largely because economies of scale are realized (if at all) by the Manager across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Manager and to the economies of scale that the Manager may realize in its overall mutual fund business or those components of it which directly or indirectly affect funds’ operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund’s management fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many funds do not have breakpoints at all and in any event, none of the Series have benefited from significant net sales in recent times. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable under each Series’ circumstances.

Board of Directors

John R. Galvin 1, 3

- Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
- Chairman Emeritus, American Council on Germany

Alice S. Ilchman 2, 3

- President Emerita, Sarah Lawrence College
- Director, Jeannette K. Watson Fellowship and Public Broadcasting Service
- Trustee, Committee for Economic Development
- Governor of the Court of Governors, London School of Economics

Frank A. McPherson 2, 3

- Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
- Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education

Betsy S. Michel 1, 3

- Trustee, The Geraldine R. Dodge Foundation

William C. Morris

- Chairman, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
- Director, Seligman Data Corp.
- President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

- Counsel, Lewis & Munday, P.C.
- Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
- Director, Kerr-McGee Corporation, Infinity, Inc. and Vibration Control Technologies, LLC
- Lead Outside Director, Digital Ally Inc.
- Director and Chairman, Highland Park Michigan Economic Development Corp.
- Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

- Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

- Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
- Director, CommScope, Inc.

Brian T. Zino

- Director and President, J. & W. Seligman & Co. Incorporated
- Chairman, Seligman Data Corp.
- Director, ICI Mutual Insurance Company, Seligman Advisors, Inc. and Seligman Services, Inc.
- Member of the Board of Governors, Investment Company Institute

Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Eileen A. Comerford
Vice President

Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer

Thomas G. Moles
Vice President

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

69

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Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC's website at *www.sec.gov*.[1] In addition, the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund's Form N-Q is also made available to shareholders on Seligman's website at *www.seligman.com*.[1]

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC's website at *www.sec.gov*.[1] Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Series of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

---

1 These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of these reports or the Fund's prospectus or statement of additional information.

TEA3 3/06

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	June 7, 2006

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	June 7, 2006

Seligman Municipal Fund Series, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.